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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08413

Evergreen Equity Trust

_____________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street Boston,
Massachusetts 02116

_____________________________________________________________
(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street Boston,
Massachusetts 02116

____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making an annual filing for 2 of its series, Evergreen Balanced Fund and Evergreen Foundation Fund for the year ended March 31, 2005. These 2 series have a 3/31 fiscal year end.

Date of reporting period: March 31, 2005

Item 1 - Reports to Stockholders.

Evergreen Balanced Fund

Evergreen

BALANCED FUND

Annual Report
as of March 31, 2005

Evergreen Investments
MUTUAL FUNDS

table of contents

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
25	STATEMENT OF ASSETS AND LIABILITIES
26	STATEMENT OF OPERATIONS
27	STATEMENTS OF CHANGES IN NET ASSETS
28	NOTES TO FINANCIAL STATEMENTS
35	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
36	ADDITIONAL INFORMATION
40	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

May 2005

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Balanced Fund, which covers the twelvemonth period ended March 31, 2005.

Proper portfolio diversification remains a fundamental tenet of our investment philosophy. Over the past twelve-month period, those investors exposed to our balanced product offerings managed to benefit from the time-tested truth of asset allocation: spread portfolio risk to participate in market gains while limiting the potential for damaging, concentrated losses. Indeed, during these challenging times our portfolio management teams prepared for, and adapted to, the oft-changing geopolitical and fundamental landscape. Fears of terror, oil prices, interest rates, inflation, and economic slowdown appeared at various times over the past year, frequently compromising market sentiment. Yet due to our emphasis on long-term fundamentals, rather than short-term volatility, we believe our investment teams have, and will continue to, provide our clients with the diversification tools necessary for successful, long-term performance.

The investment period began with solid momentum in the U.S. economy. Gross Domestic Product (“GDP”) growth of approximately 5% was due to the broadening of demand from the consumer to include business investment. We believed that the breadth of output would lend credibility to the sustainability of the expansion. Yet as the period progressed, the rate of growth in GDP had clearly moderated and the economy displayed mixed signals with a variety of conflicting reports. While

1

LETTER TO SHAREHOLDERS continued

the financial markets were at times rattled by these incongruities, we believed that this was characteristic of the economy’s normal transition from recovery to expansion within the economic cycle. Indeed, as the period progressed, GDP had moderated to what we would consider a more sustainable, and less inflationary, pace of growth.

Despite this moderation in economic growth, the Federal Reserve (“Fed”) embarked on a path of gradually higher interest rates. After three years of stimulative policy actions, monetary policymakers began the journey towards more moderate growth. Fed Chairman Alan Greenspan was very transparent in his public statements, attempting to assuage market angst. Yet despite these attempts at clarity, market interest rates remained quite volatile throughout the investment period.

We continue to view the Fed’s policy stance as one of less stimulation, rather than more restriction.

Throughout the investment period, the equity markets were often strengthened by positive news on corporate profits, only to weaken on inflation fears. The best run for stocks came at the conclusion of the presidential election last November, as diminishing political uncertainty was accompanied by a rapid decline in the price of oil. Consistent with the trend throughout the investment period, the euphoria was short-lived as alternating fears of rising inflation and economic slowdown pressured stocks into the new year. As a result of this volatility, our equity teams diversified holdings across market capitalizations, region, and investment style. Our fixed income teams remained largely defensive/neutral, as the Fed’s perceived message, rather than

2

LETTER TO SHAREHOLDERS continued

policy actions, frequently dominated trading in the bond market.

As always, we continue to recommend a diversified, long-term approach for all investors.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you may also access a detailed Q & A interview with the portfolio managers(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/AnnualUpdates, from our Web site. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of March 31, 2005

MANAGEMENT TEAM

Walter T. McCormick, CFA
Value Equity Team
Lead Manager
Tattersall Advisory Group, Inc.

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.
Morningstar’s style box is based on a portfolio date as of 3/31/2005.

The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund’s holdings, as well as the size of the companies in which it invests, or median market capitalization.

The fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 9/11/1935

	Class A	Class B	Class C	Class I
Class inception date	1/20/1998	9/11/1935	1/22/1998	1/26/1998

Nasdaq symbol	EKBAX	EKBBX	EKBCX	EKBYX

Average annual return*

1-year with sales charge	-2.65%	-2.45%	1.70%	N/A

1-year w/o sales charge	3.29%	2.55%	2.70%	3.74%

5-year	-1.44%	-1.34%	-0.99%	-0.04%

10-year	7.19%	7.23%	7.26%	8.00%

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. The maximum applicable sales charge is 5.75% for Class A, 5.00% for Class B and 1.00% for Class C. Class I is not subject to a sales charge. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, C and I prior to their inception is based on the performance of Class B, the original class offered. The historical returns for Classes A and I have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A and I would have been higher.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Balanced Fund Class A shares, versus a similar investment in the Lehman Brothers Aggregate Bond Index (LBABI), the Standard & Poor’s 500 Index (S&P 500) and the Consumer Price Index (CPI).

The LBABI and the S&P 500 are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 3.29% for the twelve-month period ended March 31, 2005, excluding any applicable sales charges. During the same period, the Lehman Brothers Aggregate Bond Index (LBABI) returned 1.15% and the Standard & Poor’s 500 Index (S&P 500) returned 6.69%.

The fund seeks long-term total return through capital growth and current income.

During the twelve months ended March 31, 2005, the domestic economy expanded at a steady pace. However, both the equity and fixed income markets experienced interim volatility brought on by a succession of concerns.

Within the fixed income markets, as the yield curve flattened, short- and intermediate-term securities tended to underperform long-term securities, where yields were more stable. With a backdrop of steadily rising corporate profitability, corporate bonds tended to outperform U.S. government securities, with lower-rated corporate securities generally producing better returns than high-grade securities.

Equity returns were modest for the twelve months. The positive results were generated in the final two months of 2004 when stocks rallied. Within the stock market, mid-cap stocks tended to outperform both large-cap and small-cap shares. Value stocks outperformed growth stocks.

In managing the fixed income assets, we positioned the portfolio to benefit from the flattening of the yield curve by emphasizing both short-term securities and longer-term securities and avoiding intermediate-term investments. We also overweighted mortgages and underweighted Treasuries. Throughout the twelve months, we maintained a high-quality portfolio, with an average credit quality rating of AA. Duration, or sensitivity to interest-rate changes, was 4.3 years at the end of the fiscal year.

Within the equity portion of the portfolio, we focused on high-quality, large-cap companies, emphasizing companies with records of consistent earnings improvement. While early in the fiscal year these companies lagged the market, which was dominated by value companies, their relative performance improved in the second half of the fiscal year. We did not have major sector underweight or overweight positions.

In the equity portfolio, performance was helped by stock selection in the consumer discretionary and consumer staples sectors. Within the consumer discretionary area, our limited exposure to the automobile industry helped significantly, as did positions in such strong performers as Starbucks, D.R. Horton, Nordstrom’s and Chico’s FAS. In the consumer staples sector, CVS and BJ’s both showed strong stock price appreciation. Stock selection in health care also helped. Shares of Aetna, an HMO, appreciated sharply. Detracting from results, however, was the de-emphasis of energy stocks, which were the strongest performers in the market. In addition, we tended to own the larger, diversified companies. While they did well, they tended to be outperformed by smaller companies. Stock selection in information technology also detracted, especially the decision not to own Apple Computer, a stock that performed well during the period.

Our decision to position the fixed-income assets through a bar-belled approach helped performance. As the yield curve flattened during the twelve month period, the intermediate part of the yield curve, which we de-emphasized, tended to underperform the market. Our emphasis of mortgage securities and de-emphasis of Treasuries also supported performance.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005. Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective is nonfundamental and may be changed without the vote of the fund’s shareholders. Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund. Generally, the value of bonds rise when prevailing interest rates fall and fall when interest rates rise.

All data is as of March 31, 2005, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2004 to March 31, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	10/1/2004	3/31/2005	Period*

Actual
Class A	$ 1,000.00	$ 1,046.75	$ 5.05
Class B	$ 1,000.00	$ 1,042.98	$ 8.61
Class C	$ 1,000.00	$ 1,044.43	$ 8.61
Class I	$ 1,000.00	$ 1,048.46	$ 3.52
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.00	$ 4.99
Class B	$ 1,000.00	$ 1,016.50	$ 8.50
Class C	$ 1,000.00	$ 1,016.50	$ 8.50
Class I	$ 1,000.00	$ 1,021.49	$ 3.48

*	For each class of the Fund, expenses are equal to the annualized expense ratio of each class
(0.99% for Class A, 1.69% for Class B, 1.69% for Class C and 0.69% for Class I), multiplied by the average account value over the period, multiplied by 182 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended March 31,

CLASS A	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 8.20	$ 6.91	$ 8.06	$ 8.16	$ 11.01

Income from investment operations
Net investment income	0.14	0.12	0.17[1]	0.18[1]	0.27
Net realized and unrealized gains or losses on securities and foreign currency related transactions	0.13	1.32	(1.16)	(0.10)	(1.34)

Total from investment operations	0.27	1.44	(0.99)	0.08	(1.07)

Distributions to shareholders from
Net investment income	(0.17)	(0.15)	(0.16)	(0.18)	(0.26)
Net realized gains	0	0	0	0	(1.52)

Total distributions to shareholders	(0.17)	(0.15)	(0.16)	(0.18)	(1.78)

Net asset value, end of period	$ 8.30	$ 8.20	$ 6.91	$ 8.06	$ 8.16

Total return[2]	3.29%	20.90%	(12.36%)	0.99%	(10.71%)

Ratios and supplemental data
Net assets, end of period (millions)	$ 592	$ 688	$ 672	$ 880	$ 932
Ratios to average net assets
Expenses[3]	1.00%	1.00%	0.98%	0.97%	0.92%
Net investment income	1.85%	1.59%	2.29%	2.18%	2.73%
Portfolio turnover rate	103%	122%	125%	243%	143%

[1] Net investment income (loss) per share is based on average shares outstanding during the period.
[2] Excluding applicable sales charges
[3] The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended March 31,

CLASS B	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 8.20	$ 6.91	$ 8.06	$ 8.17	$ 11.02

Income from investment operations
Net investment income	0.09[1]	0.07[1]	0.11[1]	0.12[1]	0.19
Net realized and unrealized gains or losses on securities and foreign currency related transactions	0.12	1.31	(1.16)	(0.11)	(1.34)

Total from investment operations	0.21	1.38	(1.05)	0.01	(1.15)

Distributions to shareholders from
Net investment income	(0.11)	(0.09)	(0.10)	(0.12)	(0.18)
Net realized gains	0	0	0	0	(1.52)

Total distributions to shareholders	(0.11)	(0.09)	(0.10)	(0.12)	(1.70)

Net asset value, end of period	$ 8.30	$ 8.20	$ 6.91	$ 8.06	$ 8.17

Total return[2]	2.55%	20.06%	(13.03%)	0.10%	(11.40%)

Ratios and supplemental data
Net assets, end of period (millions)	$ 77	$ 98	$ 92	$ 118	$ 216
Ratios to average net assets
Expenses[3]	1.70%	1.70%	1.73%	1.72%	1.67%
Net investment income	1.15%	0.89%	1.54%	1.44%	1.98%
Portfolio turnover rate	103%	122%	125%	243%	143%

[1] Net investment income (loss) per share is based on average shares outstanding during the period.
[2] Excluding applicable sales charges
[3] The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended March 31,

CLASS C	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 8.21	$ 6.93	$ 8.08	$ 8.18	$ 11.03

Income from investment operations
Net investment income	0.09	0.06[1]	0.11[1]	0.11[1]	0.20
Net realized and unrealized gains or losses on securities and foreign currency related transactions	0.13	1.32	(1.16)	(0.09)	(1.35)

Total from investment operations	0.22	1.38	(1.05)	0.02	(1.15)

Distributions to shareholders from
Net investment income	(0.11)	(0.10)	(0.10)	(0.12)	(0.18)
Net realized gains	0	0	0	0	(1.52)

Total distributions to shareholders	(0.11)	(0.10)	(0.10)	(0.12)	(1.70)

Net asset value, end of period	$ 8.32	$ 8.21	$ 6.93	$ 8.08	$ 8.18

Total return[2]	2.70%	19.91%	(12.98%)	0.22%	(11.39%)

Ratios and supplemental data
Net assets, end of period (millions)	$ 16	$ 16	$ 11	$ 11	$ 7
Ratios to average net assets
Expenses[3]	1.70%	1.70%	1.73%	1.72%	1.68%
Net investment income	1.16%	0.83%	1.54%	1.42%	2.01%
Portfolio turnover rate	103%	122%	125%	243%	143%

[1] Net investment income (loss) per share is based on average shares outstanding during the period.
[2] Excluding applicable sales charges
[3] The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended March 31,

CLASS I1	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 8.16	$ 6.89	$ 8.03	$ 8.15	$ 11.00

Income from investment operations
Net investment income	0.16	0.15	0.18[2]	0.20[2]	0.30
Net realized and unrealized gains or losses on securities and foreign currency related transactions	0.14	1.29	(1.15)	(0.12)	(1.34)

Total from investment operations	0.30	1.44	(0.97)	0.08	(1.04)

Distributions to shareholders from
Net investment income	(0.19)	(0.17)	(0.17)	(0.20)	(0.29)
Net realized gains	0	0	0	0	(1.52)

Total distributions to shareholders	(0.19)	(0.17)	(0.17)	(0.20)	(1.81)

Net asset value, end of period	$ 8.27	$ 8.16	$ 6.89	$ 8.03	$ 8.15

Total return	3.74%	21.03%	(12.07%)	1.00%	(10.49%)

Ratios and supplemental data
Net assets, end of period (millions)	$ 136	$ 216	$ 188	$ 9	$ 13
Ratios to average net assets
Expenses[3]	0.70%	0.70%	0.73%	0.72%	0.67%
Net investment income	2.13%	1.91%	2.61%	2.44%	2.98%
Portfolio turnover rate	103%	122%	125%	243%	143%

[1] Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).
[2] Net investment income (loss) per share is based on average shares outstanding during the period.
[3] The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

March 31, 2005

	Principal
	Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 4.6%
FIXED-RATE 4.6%
FNMA:
4.87%, 05/01/2013	$2,495,000	$2,492,575
6.03%, 06/01/2008	3,840,192	3,980,716
6.19%, 07/01/2011	2,919,934	3,109,646
6.33%, 09/01/2008	1,580,827	1,645,409
6.54%, 12/01/2007	456,165	475,106
6.56%, 12/01/2007	1,727,472	1,799,940
6.79%, 07/01/2009	2,132,712	2,283,558
6.80%, 01/01/2007	5,006,276	5,165,742
6.91%, 07/01/2009	1,894,378	2,036,146
7.06%, 08/01/2006	2,253,350	2,310,413
7.09%, 10/01/2007	1,868,986	1,959,270
7.22%, 07/01/2007	2,245,134	2,349,668
7.32%, 12/01/2010	2,269,283	2,521,483
7.47%, 08/01/2007	1,354,380	1,419,060
7.53%, 05/01/2007	4,119,720	4,318,569

Total Agency Commercial Mortgage-Backed Securities
(cost $38,223,672)		37,867,301

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS 3.8%
FIXED-RATE 3.8%
FHLMC:
Ser. 2727, Class PD, 4.50%, 06/15/2029	3,300,000	3,213,337
Ser. 2752, Class PE, 5.00%, 02/15/2028	3,172,000	3,164,390
Ser. 2773, Class EB, 4.50%, 08/15/2013	3,115,000	3,118,660
Ser. 2780, Class BD, 4.50%, 10/15/2017	3,575,000	3,574,644
Ser. 2840, Class NC, 5.50%, 03/15/2028	3,815,000	3,865,815
Ser. 2859, Class PC, 5.50%, 11/15/2027	3,000,000	3,042,926
Ser. 2873, Class PD, 5.50%, 12/15/2030	2,755,000	2,766,250
FNMA:
Ser. 2001-69, Class PG, 6.00%, 12/25/2016	4,013,000	4,168,667
Ser. 2002-09, Class PC, 6.00%, 03/25/2017	865,000	894,320
Ser. 2003-92, Class PD, 4.50%, 03/25/2017	3,605,000	3,545,346

Total Agency Mortgage-Backed Collateralized Mortgage Obligations
(cost $31,820,698)		31,354,355

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 2.4%
FIXED-RATE 2.4%
FHLMC:
4.50%, TBA #	2,550,000	2,421,704
6.50%, 06/01/2029 - 07/01/2031	81,689	85,055
7.50%, 06/01/2032	763,821	818,316

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

March 31, 2005

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FIXED-RATE continued
FNMA:
4.50%, TBA #	$ 5,620,000	$5,495,303
5.00%, TBA #	1,815,000	1,769,625
6.50%, 07/01/2013 - 08/01/2032	3,852,452	4,015,470
7.00%, 05/01/2032	1,861,167	1,963,615
7.50%, 12/01/2030	1,192,877	1,279,018
9.00%, 08/01/2014	1,100,476	1,203,899
GNMA, 6.50%, 10/15/2008 - 02/15/2013	486,111	509,068

Total Agency Mortgage-Backed Pass Through Securities
(cost $19,375,454)		19,561,073

AGENCY REPERFORMING MORTGAGE-BACKED COLLATERALIZED
MORTGAGE OBLIGATIONS 1.3%
FIXED-RATE 1.3%
FNMA:
Ser. 2003-W14, Class 1A6, 5.82%, 09/25/2043	3,890,000	3,956,129
Ser. 2003-W19, Class 1A5, 5.50%, 11/25/2033	6,345,000	6,426,154

Total Agency Reperforming Mortgage-Backed Collateralized Mortgage
Obligations (cost $10,701,270)		10,382,283

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH
SECURITIES 2.0%
FIXED-RATE 2.0%
FNMA:
Ser. 2001-T10, Class A1, 7.00%, 12/25/2041	1,271,293	1,324,363
Ser. 2002-T4, Class A2, 7.00%, 12/25/2041	1,586,080	1,656,773
Ser. 2002-W7, Class A5, 7.50%, 02/25/2029	583,983	615,570
Ser. 2003-W2, Class 1A2, 7.00%, 07/25/2042	1,962,661	2,049,954
Ser. 2004-T1, Class 1A3, 7.00%, 01/25/2044	2,194,493	2,288,787
Ser. 2004-W1, Class 2A2, 7.00%, 12/25/2033	2,462,488	2,577,955
Ser. 2004-W9, Class 2A1, 6.50%, 02/25/2044	2,413,279	2,485,187
Ser. 2004-W12, Class 1A1, 6.00%, 07/25/2044	2,878,261	2,961,505

Total Agency Reperforming Mortgage-Backed Pass Through Securities
(cost $16,294,118)		15,960,094

ASSET-BACKED SECURITIES 1.0%
FIXED-RATE 1.0%
Massachusetts RRB Special Purpose Trust, Ser. 2005-1, Class A4, 4.40%,
03/15/2015	2,850,000	2,767,830
Residential Asset Mtge. Products, Inc.:
Ser. 2002-RS3, Class AI5, 5.57%, 02/25/2032	3,515,000	3,553,171
Ser. 2003-RS7, Class AI6, 5.34%, 08/25/2033	1,995,000	2,017,856

Total Asset-Backed Securities (cost $8,434,949)		8,338,857

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

March 31, 2005

	Principal
	Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES 3.4%
FIXED-RATE 3.4%
Asset Securitization Corp., Ser. 1997-D4, Class A-1D, 7.49%, 04/14/2029	$661,229	$697,681
Bear Stearns Comml. Mtge. Securities, Inc., Ser. 2001-TOP2, Class A1, 6.08%,
02/15/2035	2,724,247	2,810,544
Commercial Mtge. Pass-Through Cert., Ser. 2004-LB2A, Class A1, 2.96%,
03/10/2039	3,013,082	2,918,384
Credit Suisse First Boston Mtge. Securities Corp., Ser. 2004-ZQ2, Class A2,
5.42%, 05/15/2036	1,430,000	1,463,402
GMAC Comml. Mtge. Securities, Inc., Ser. 2000-C3, Class A2, 6.96%,
09/15/2035	3,940,000	4,348,215
JPMorgan Chase & Co. Comml. Mtge. Securities Corp., Ser. 2004-PNC1, Class A4,
5.38%, 06/12/2041	2,750,000	2,822,144
LB-UBS Comml. Mtge. Trust:
Ser. 2000-C4, Class A1, 7.18%, 09/15/2019	2,488,696	2,634,771
Ser. 2002-C2, Class A4, 5.59%, 06/15/2031	1,920,000	2,002,561
Ser. 2004-C2, Class A4, 4.37%, 03/15/2036	2,802,000	2,665,573
Ser. 2004-C7, Class A6, 4.79%, 10/15/2029	2,705,000	2,641,674
Wachovia Bank Comml. Mtge. Trust, Ser. 2003-C8, Class A1, 3.44%, 11/15/2035	3,317,274	3,227,392

Total Commercial Mortgage-Backed Securities (cost $28,852,317)		28,232,341

CORPORATE BONDS 7.8%
CONSUMER DISCRETIONARY 1.3%
Auto Components 0.0%
Dura Operating Corp., Ser. B, 8.625%, 04/15/2012	30,000	27,825

Automobiles 0.4%
Ford Motor Co., 6.375%, 02/01/2029	1,750,000	1,443,558
General Motors Corp., 7.20%, 01/15/2011	2,400,000	2,169,122

		3,612,680

Hotels, Restaurants & Leisure 0.3%
Chumash Casino & Resort Enterprise, 9.00%, 07/15/2010 144A	250,000	268,750
Gaylord Entertainment Co., 6.75%, 11/15/2014 144A	250,000	238,125
Isle of Capri Casinos, Inc., 7.00%, 03/01/2014	250,000	248,750
John Q. Hammons Hotels LP, Ser. B, 8.875%, 05/15/2012	250,000	269,375
Las Vegas Sands Corp., 6.375%, 02/15/2015 144A	250,000	238,437
MGM MIRAGE, Inc., 5.875%, 02/27/2014	250,000	237,188
Seneca Gaming Corp., 7.25%, 05/01/2012	255,000	255,000
Starwood Hotels & Resorts, Inc., 7.375%, 05/01/2007	250,000	259,375
Station Casinos, Inc., 6.50%, 02/01/2014	250,000	249,375
Wynn Resorts, Ltd., 6.625%, 12/01/2014 144A	250,000	238,750

		2,503,125

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

March 31, 2005

	Principal
	Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Household Durables 0.1%
K. Hovnanian Enterprises, Inc., 6.50%, 01/15/2014	$250,000	$245,625
Meritage Homes Corp., 6.25%, 03/15/2015 144A	75,000	70,875
WCI Communities, Inc., 9.125%, 05/01/2012	165,000	177,375

		493,875

Media 0.3%
CSC Holdings, Inc., 7.625%, 04/01/2011	200,000	209,000
Dex Media West LLC, 5.875%, 11/15/2011	200,000	193,000
Mediacom LLC, 9.50%, 01/15/2013	250,000	250,625
MediaNews Group, Inc., 6.375%, 04/01/2014	200,000	191,000
R.H. Donnelley Corp., 10.875%, 12/15/2012	150,000	173,625
Time Warner, Inc., 7.625%, 04/15/2031	1,225,000	1,443,524

		2,460,774

Multi-line Retail 0.1%
May Department Stores Co., 7.45%, 09/15/2011	1,000,000	1,115,291

Specialty Retail 0.1%
Central Garden & Pet Co., 9.125%, 02/01/2013	250,000	270,000
Group 1 Automotive, Inc., 8.25%, 08/15/2013	250,000	253,750
Payless ShoeSource, Inc., 8.25%, 08/01/2013	75,000	77,250

		601,000

Textiles, Apparel & Luxury Goods 0.0%
The Warnaco Group, Inc., 8.875%, 06/15/2013	200,000	215,500

CONSUMER STAPLES 0.4%
Beverages 0.1%
Coca-Cola Enterprises, Inc., 6.95%, 11/15/2026	650,000	761,408

Food & Staples Retailing 0.1%
Alimentation Couche-Tard, Inc., 7.50%, 12/15/2013	100,000	105,500
Ingles Markets, Inc., 8.875%, 12/01/2011	250,000	257,500
NeighborCare, Inc., 6.875%, 11/15/2013	135,000	142,425
Rite Aid Corp., 8.125%, 05/01/2010	200,000	204,000
Roundy’s, Inc., Ser. B, 8.875%, 06/15/2012	200,000	215,000

		924,425

Food Products 0.1%
B&G Foods Holdings Corp., 8.00%, 10/01/2011	250,000	261,250
Chiquita Brands International, Inc., 7.50%, 11/01/2014	250,000	250,000
Del Monte Foods Co., 8.625%, 12/15/2012	200,000	217,500

		728,750

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

March 31, 2005

	Principal
	Amount	Value

CORPORATE BONDS continued
CONSUMER STAPLES continued
Household Products 0.1%
Church & Dwight Co., Inc., 6.00%, 12/15/2012 144A	$ 250,000	$245,000

Personal Products 0.0%
Alderwoods Group, Inc., 7.75%, 09/15/2012 144A	225,000	231,188

ENERGY 0.4%
Energy Equipment & Services 0.1%
Dresser, Inc., 9.375%, 04/15/2011	200,000	213,000
Hornbeck Offshore Services, Ser. B, 6.125%, 12/01/2014	250,000	247,500
Offshore Logistics, Inc., 6.125%, 06/15/2013	200,000	191,000
Parker Drilling Co., Ser. B, 9.625%, 10/01/2013	80,000	88,800

		740,300

Oil & Gas 0.3%
Chesapeake Energy Corp., 6.875%, 01/15/2016	235,000	238,525
Exco Resources, Inc., 7.25%, 01/15/2011	70,000	71,400
Ferrellgas Partners LP, 6.75%, 05/01/2014	180,000	176,400
Forest Oil Corp., 7.75%, 05/01/2014	250,000	266,250
Frontier Oil Corp., 6.625%, 10/01/2011	50,000	50,000
Kinder Morgan Energy Partners, 7.40%, 03/15/2031	800,000	927,051
Plains Exploration & Production Co., 8.75%, 07/01/2012	200,000	219,000
The Williams Companies, Inc., 7.125%, 09/01/2011	250,000	262,188

		2,210,814

FINANCIALS 4.1%
Capital Markets 1.2%
Alliance Capital Management LP, 5.625%, 08/15/2006	4,425,000	4,504,345
Goldman Sachs Group, Inc., 7.35%, 10/01/2009	1,085,000	1,198,046
Legg Mason, Inc., 6.75%, 07/02/2008	3,500,000	3,738,686
Morgan Stanley, 3.625%, 04/01/2008	400,000	390,889

		9,831,966

Commercial Banks 0.5%
Bank of America Corp., 7.125%, 05/01/2006	1,000,000	1,030,984
Union Planters Bank, 6.50%, 03/15/2008	2,380,000	2,509,417

		3,540,401

Consumer Finance 0.6%
HSBC Finance Corp., 4.75%, 05/15/2009	3,000,000	3,006,711
Sprint Capital Corp., 6.875%, 11/15/2028	1,905,000	2,045,608

		5,052,319

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

March 31, 2005

	Principal
	Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Diversified Financial Services 0.0%
Arch Western Finance LLC, 6.75%, 07/01/2013	$200,000	$202,000

Insurance 0.4%
American General Finance Corp., 5.75%, 03/15/2007	925,000	950,216
American General Finance Corp., MTN, 3.875%, 10/01/2009	1,700,000	1,633,783
Crum & Forster Holdings Corp., 10.375%, 06/15/2013	250,000	281,250

		2,865,249

Real Estate 1.4%
CB Richard Ellis Services, Inc., 9.75%, 05/15/2010	227,000	257,645
Duke Realty Corp., REIT, 7.05%, 03/01/2006	700,000	712,207
EOP Operating LP:
6.75%, 02/15/2008	500,000	528,412
7.00%, 07/15/2011	3,250,000	3,583,801
ERP Operating LP, 6.63%, 04/13/2015	4,680,000	4,686,706
Host Marriott Corp., Ser. J, REIT, 7.125%, 11/01/2013	200,000	199,500
La Quinta Properties, Inc., REIT, 7.00%, 08/15/2012	250,000	254,375
Simon Property Group, Inc., REIT, 6.875%, 10/27/2005	1,250,000	1,270,691
Thornburg Mortgage Asset Corp., REIT, 8.00%, 05/15/2013	200,000	209,000

		11,702,337

HEALTH CARE 0.1%
Health Care Providers & Services 0.1%
Coventry Health Care, Inc., 6.125%, 01/15/2015 144A	50,000	50,187
Extendicare Health Services, Inc., 6.875%, 05/01/2014	200,000	198,500
HCA, Inc., 6.375%, 01/15/2015	250,000	249,410
Omnicare, Inc., 6.125%, 06/01/2013	175,000	171,063
Triad Hospitals, Inc., 7.00%, 11/15/2013	200,000	197,500

		866,660

INDUSTRIALS 0.5%
Aerospace & Defense 0.0%
Aviall, Inc., 7.625%, 07/01/2011	190,000	198,550
DRS Technologies, Inc., 6.875%, 11/01/2013	200,000	201,000

		399,550

Commercial Services & Supplies 0.1%
Adesa, Inc., 7.625%, 06/15/2012	200,000	201,000
Allied Waste North America, Inc., 6.375%, 04/15/2011	250,000	233,750
Corrections Corp. of America, 6.25%, 03/15/2013 144A	200,000	193,000
Geo Group, Inc., 8.25%, 07/15/2013	250,000	256,250
NationsRent Co., Inc., 9.50%, 10/15/2010	200,000	215,000

		1,099,000

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

March 31, 2005

	Principal
	Amount	Value

CORPORATE BONDS continued
INDUSTRIALS continued
Machinery 0.1%
Case New Holland, Inc., 9.25%, 08/01/2011 144A	$250,000	$267,500
Manitowoc Co., Inc., 7.125%, 11/01/2013	75,000	77,625
Navistar International Corp., 6.25%, 03/01/2012 144A	250,000	238,750
Terex Corp., 7.375%, 01/15/2014	200,000	205,000

		788,875

Road & Rail 0.3%
Burlington Northern Santa Fe Corp., 5.90%, 07/01/2012	2,000,000	2,116,992

INFORMATION TECHNOLOGY 0.0%
IT Services 0.0%
Stratus Technologies, Inc., 10.375%, 12/01/2008	150,000	149,250
Unisys Corp., 6.875%, 03/15/2010	200,000	200,500

		349,750

MATERIALS 0.8%
Chemicals 0.2%
Dow Chemical Co., 8.625%, 04/01/2006	836,000	869,198
Equistar Chemicals LP, 10.625%, 05/01/2011	200,000	225,500
Huntsman Advanced Materials LLC:
11.00%, 07/15/2010 144A	67,000	77,217
11.625%, 10/15/2010	130,000	152,750
Lyondell Chemical Co., 10.50%, 06/01/2013	250,000	288,750

		1,613,415

Containers & Packaging 0.1%
Jefferson Smurfit Corp., 7.50%, 06/01/2013	250,000	250,000
Owens-Brockway Glass Containers, Inc., 6.75%, 12/01/2014 144A	250,000	246,250

		496,250

Metals & Mining 0.4%
Alaska Steel Corp., 7.75%, 06/15/2012	250,000	241,875
Alcan, Inc., 6.125%, 12/15/2033	2,500,000	2,661,883
Century Aluminum Co., 7.50%, 08/15/2014	250,000	253,750
Foundation Pennsylvania Coal Co., 7.25%, 08/01/2014	250,000	255,000
Peabody Energy Corp., 6.875%, 03/15/2013	170,000	175,950
United States Steel Corp., 10.75%, 08/01/2008	60,000	69,300

		3,657,758

Paper & Forest Products 0.1%
Boise Cascade LLC, 7.125%, 10/15/2014 144A	250,000	254,375
Buckeye Technologies, Inc., 8.50%, 10/01/2013	250,000	263,750
Georgia Pacific Corp., 8.125%, 05/15/2011	250,000	276,875

		795,000

See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

March 31, 2005

	Principal
	Amount	Value

CORPORATE BONDS continued
TELECOMMUNICATION SERVICES 0.1%
Diversified Telecommunication Services 0.1%
Citizens Communications Co., 6.25%, 01/15/2013	$ 250,000	$236,250
Insight Midwest LP, 10.50%, 11/01/2010	200,000	215,000
Qwest Communications International, Inc., 7.875%, 09/01/2011 144A	225,000	232,875

		684,125

Wireless Telecommunication Services 0.0%
Nextel Communications, Inc., 5.95%, 03/15/2014	200,000	200,000

UTILITIES 0.1%
Multi-Utilities & Unregulated Power 0.1%
NRG Energy, Inc., 8.00%, 12/15/2013 144A	137,000	145,562
Reliant Resources, Inc., 6.75%, 12/15/2014	250,000	234,375

		379,937

Total Corporate Bonds (cost $61,528,159)		63,513,539

U.S. TREASURY OBLIGATIONS 3.5%
U.S. Treasury Notes:
3.375%, 11/15/2008	7,810,000	7,637,329
6.00%, 02/15/2026	18,665,000	21,357,575

Total U.S. Treasury Obligations (cost $28,376,761)		28,994,904

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS 1.6%
FIXED-RATE 1.6%
GSR Mtge. Loan Trust, Ser. 2004-12, Class 3A6, 4.51%, 12/25/2034	3,130,000	3,006,609
Morgan Stanley Capital I, Ser. 2004-T13, Class A4, 4.66%, 09/13/2045	2,130,000	2,071,577
Wells Fargo Mtge. Backed Securities Trust:
Ser. 2004-N, Class A6, 4.00%, 08/25/2034	1,585,000	1,541,709
Ser. 2004-S, Class A7, 3.54%, 09/25/2034	2,845,000	2,725,085
Ser. 2005-AR4, Class A2, 4.54%, 04/25/2035 (h)	3,415,000	3,382,899

Total Whole Loan Mortgage-Backed Collateralized Mortgage
Obligations (cost $12,884,517)		12,727,879

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 0.2%
FIXED-RATE 0.2%
Residential Asset Mtge. Products, Inc., Ser. 2004-SL2, Class AI, 6.50%,
10/25/2016 (cost $1,895,473)	1,831,928	1,873,869

YANKEE OBLIGATIONS - CORPORATE 0.2%
CONSUMER DISCRETIONARY 0.1%
Hotels, Restaurants & Leisure 0.1%
Intrawest Corp., 7.50%, 10/15/2013	250,000	251,875

See Notes to Financial Statements

18

SCHEDULE OF INVESTMENTS continued

March 31, 2005

	Principal
	Amount	Value

YANKEE OBLIGATIONS - CORPORATE continued
CONSUMER STAPLES 0.0%
Food & Staples Retailing 0.0%
Jean Coutu Group, Inc., 8.50%, 08/01/2014	$ 250,000	$244,063

INFORMATION TECHNOLOGY 0.0%
Electronic Equipment & Instruments 0.0%
Celestica, Inc., 7.875%, 07/01/2011	110,000	111,925

MATERIALS 0.1%
Containers & Packaging 0.1%
Norampac, Inc., 6.75%, 06/01/2013	250,000	255,625

Metals & Mining 0.0%
Novelis, Inc., 7.25%, 02/15/2015 144A	220,000	216,700

Paper & Forest Products 0.0%
Millar Western Forest Products, Ltd., 7.75%, 11/15/2013	200,000	199,000

TELECOMMUNICATION SERVICES 0.0%
Wireless Telecommunication Services 0.0%
Rogers Wireless, Inc., 6.375%, 03/01/2014	200,000	195,000

Total Yankee Obligations - Corporate (cost $1,528,800)		1,474,188

	Shares	Value

COMMON STOCKS 65.2%
CONSUMER DISCRETIONARY 7.4%
Internet & Catalog Retail 0.7%
Amazon.com, Inc. *	126,420	4,332,413
eBay, Inc. *	48,152	1,794,144

		6,126,557

Media 1.6%
Comcast Corp., Class A *	149,602	5,053,556
Omnicom Group, Inc.	54,468	4,821,507
Viacom, Inc., Class B	82,500	2,873,475

		12,748,538

Multi-line Retail 1.4%
J.C. Penney Co., Inc.	64,700	3,359,224
Nordstrom, Inc.	150,700	8,345,766

		11,704,990

Specialty Retail 2.3%
Best Buy Co., Inc.	112,041	6,051,335
Chico’s FAS, Inc. *	118,600	3,351,636
Lowe’s Companies, Inc.	161,691	9,230,939

		18,633,910

See Notes to Financial Statements

19

SCHEDULE OF INVESTMENTS continued

March 31, 2005

	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Textiles, Apparel & Luxury Goods 1.4%
Nike, Inc., Class B	74,600	$6,214,926
Polo Ralph Lauren Corp., Class A	138,453	5,371,976

		11,586,902

CONSUMER STAPLES 6.4%
Beverages 1.5%
Diageo plc	361,800	5,095,496
PepsiCo, Inc.	135,067	7,162,603

		12,258,099

Food & Staples Retailing 2.8%
BJ’s Wholesale Club, Inc. *	215,700	6,699,642
CVS Corp.	196,296	10,329,095
Wal-Mart Stores, Inc.	111,606	5,592,577

		22,621,314

Food Products 0.5%
General Mills, Inc.	92,707	4,556,549

Household Products 1.6%
Colgate-Palmolive Co.	117,397	6,124,601
Procter & Gamble Co.	136,555	7,237,415

		13,362,016

ENERGY 5.6%
Energy Equipment & Services 0.4%
Schlumberger, Ltd.	47,700	3,361,896

Oil & Gas 5.2%
Apache Corp.	133,340	8,164,408
BP plc, ADR	190,100	11,862,240
Exxon Mobil Corp.	309,382	18,439,167
Occidental Petroleum Corp.	60,300	4,291,551

		42,757,366

FINANCIALS 12.5%
Capital Markets 2.9%
Bank of New York Co.	131,500	3,820,075
Goldman Sachs Group, Inc.	69,600	7,655,304
Morgan Stanley	152,701	8,742,132
T. Rowe Price Group, Inc.	56,067	3,329,258

		23,546,769

See Notes to Financial Statements

20

SCHEDULE OF INVESTMENTS continued

March 31, 2005

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Commercial Banks 3.6%
Bank of America Corp.	258,158	$11,384,768
North Fork Bancorp, Inc.	121,200	3,362,088
U.S. Bancorp	103,667	2,987,683
Wells Fargo & Co.	91,195	5,453,461
Zions Bancorp	96,600	6,667,332

		29,855,332

Consumer Finance 1.5%
American Express Co.	138,821	7,131,235
Capital One Financial Corp.	69,100	5,166,607

		12,297,842

Diversified Financial Services 3.2%
Citigroup, Inc.	413,667	18,590,195
JPMorgan Chase & Co.	230,028	7,958,969

		26,549,164

Insurance 0.9%
American International Group, Inc.	125,797	6,970,412

Thrifts & Mortgage Finance 0.4%
Fannie Mae	56,230	3,061,723

HEALTH CARE 8.6%
Biotechnology 0.7%
Amgen, Inc. *	99,485	5,791,022

Health Care Equipment & Supplies 0.9%
Medtronic, Inc.	67,016	3,414,465
Zimmer Holdings, Inc. *	55,619	4,327,714

		7,742,179

Health Care Providers & Services 3.0%
Aetna, Inc.	137,800	10,328,110
Caremark Rx, Inc. *	202,600	8,059,428
WellPoint, Inc. *	49,596	6,216,859

		24,604,397

Pharmaceuticals 4.0%
Abbott Laboratories	105,700	4,927,734
Eli Lilly & Co.	52,540	2,737,334
Johnson & Johnson	192,732	12,943,881
Pfizer, Inc.	322,194	8,464,037
Wyeth	77,674	3,276,289

		32,349,275

See Notes to Financial Statements

21

SCHEDULE OF INVESTMENTS continued

March 31, 2005

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS 7.5%
Aerospace & Defense 2.1%
Lockheed Martin Corp.	157,838	$9,637,588
United Technologies Corp.	70,300	7,146,698

		16,784,286

Air Freight & Logistics 0.3%
United Parcel Service, Inc., Class B	38,600	2,807,764

Electrical Equipment 0.5%
Rockwell Automation, Inc.	70,300	3,981,792

Industrial Conglomerates 4.2%
3M Co.	23,400	2,005,146
General Electric Co.	672,971	24,267,335
Tyco International, Ltd.	249,484	8,432,559

		34,705,040

Machinery 0.4%
Deere & Co.	48,707	3,269,701

INFORMATION TECHNOLOGY 12.5%
Communications Equipment 2.5%
Cisco Systems, Inc. *	267,052	4,777,560
Corning, Inc. *	306,203	3,408,040
Motorola, Inc.	302,600	4,529,922
QUALCOMM, Inc.	203,100	7,443,615

		20,159,137

Computers & Peripherals 2.5%
Dell, Inc. *	143,061	5,496,404
Hewlett-Packard Co.	215,208	4,721,663
International Business Machines Corp.	68,282	6,239,609
Lexmark International, Inc., Class A *	52,413	4,191,468

		20,649,144

IT Services 1.1%
Accenture, Ltd., Class A *	238,390	5,757,118
Cognizant Technology Solutions Corp., Class A *	62,300	2,878,260

		8,635,378

Semiconductors & Semiconductor Equipment 2.3%
Altera Corp. *	440,475	8,712,596
Intel Corp.	209,883	4,875,582
Texas Instruments, Inc.	222,459	5,670,480

		19,258,658

See Notes to Financial Statements

22

SCHEDULE OF INVESTMENTS continued

March 31, 2005

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Software 4.1%
Cadence Design Systems, Inc. *	253,700	$3,792,815
Microsoft Corp.	715,702	17,298,517
Oracle Corp. *	989,696	12,351,406

		33,442,738

MATERIALS 2.8%
Chemicals 1.7%
Air Products & Chemicals, Inc.	102,169	6,466,276
PPG Industries, Inc.	100,179	7,164,802

		13,631,078

Metals & Mining 0.6%
Alcoa, Inc.	167,971	5,104,639

Paper & Forest Products 0.5%
Weyerhaeuser Co.	62,700	4,294,950

TELECOMMUNICATION SERVICES 1.9%
Diversified Telecommunication Services 1.6%
Sprint Corp.	122,900	2,795,975
Verizon Communications, Inc.	282,559	10,030,845

		12,826,820

Wireless Telecommunication Services 0.3%
Vodafone Group plc, ADR	103,788	2,756,609

Total Common Stocks (cost $450,221,272)		534,793,986

SHORT-TERM INVESTMENTS 4.0%
MUTUAL FUND SHARES 4.0%
Evergreen Institutional U.S. Government Money Market Fund ø ##
(cost $32,792,788)	32,792,788	32,792,788

Total Investments (cost $742,930,248) 101.0%		827,867,457
Other Assets and Liabilities (1.0%)		(7,902,656)

Net Assets 100.0%		$819,964,801

#	When-issued or delayed delivery security
*	Non-income producing security
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees.
(h)	Security is valued at fair value as determined in good faith under procedures established by the Board of Trustees.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

See Notes to Financial Statements

23

SCHEDULE OF INVESTMENTS continued

March 31, 2005

Summary of Abbreviations
ADR	American Depository Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
MTN	Medium-Term Note
REIT	Real Estate Investment Trust
RRB	Refunding Revenue Bond
TBA	To Be Announced

The following table shows portfolio composition as a percent of total investments as of March 31, 2005:

Mortgage-Backed Securities	19.1%
Financials	16.4%
Information Technology	12.4%
Consumer Discretionary	8.7%
Health Care	8.6%
Industrials	8.0%
Consumer Staples	6.8%
Energy	5.9%
Materials	3.6%
U.S. Treasury Obligations	3.5%
Telecommunication Services	2.0%
Asset-Backed Securities	1.0%
Cash Equivalents	4.0%

100.0%

The following table shows the percent of total bonds by maturity as of March 31, 2005 (unaudited):

Less than 1 year	3.0%
1 to 3 year(s)	27.0%
3 to 5 years	23.0%
5 to 10 years	34.0%
10 to 20 years	1.0%
20 to 30 years	12.0%

100.0%

The following table shows the percent of total bonds by credit quality based on Moody’s and Standard & Poor’s ratings as of March 31, 2005 (unaudited):

AAA	75.4%
A	6.6%
BB	7.6%
B	10.4%

100.0%

See Notes to Financial Statements

24

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2005

Assets
Investments in securities, at value (cost $742,930,248)	$827,867,457
Receivable for securities sold	2,029,871
Receivable for Fund shares sold	55,225
Dividends and interest receivable	2,755,839
Prepaid expenses and other assets	112,804

Total assets	832,821,196

Liabilities
Payable for securities purchased	11,708,542
Payable for Fund shares redeemed	903,186
Advisory fee payable	8,019
Distribution Plan expenses payable	7,395
Due to other related parties	14,851
Accrued expenses and other liabilities	214,402

Total liabilities	12,856,395

Net assets	$819,964,801

Net assets represented by
Paid-in capital	$839,494,876
Overdistributed net investment income	(139,909)
Accumulated net realized losses on securities and foreign currency related transactions	(104,326,381)
Net unrealized gains on securities and foreign currency related transactions	84,936,215

Total net assets	$819,964,801

Net assets consists of
Class A	$591,535,930
Class B	76,812,582
Class C	15,649,850
Class I	135,966,439

Total net assets	$819,964,801

Shares outstanding
Class A	71,232,595
Class B	9,248,986
Class C	1,881,567
Class I	16,439,474

Net asset value per share
Class A	$8.30
Class A — Offering price (based on sales charge of 5.75%)	$8.81
Class B	$8.30
Class C	$8.32
Class I	$8.27

See Notes to Financial Statements

25

STATEMENT OF OPERATIONS

Year Ended March 31, 2005

Investment income
Interest (net of foreign withholding taxes of $865)	$15,310,661
Dividends (net of foreign withholding taxes of $38,569)	10,462,425

Total investment income	25,773,086

Expenses
Advisory fee	3,508,956
Distribution Plan expenses
Class A	1,893,410
Class B	874,445
Class C	152,000
Administrative services fee	904,267
Transfer agent fees	1,552,717
Trustees’ fees and expenses	11,903
Printing and postage expenses	93,961
Custodian and accounting fees	206,478
Registration and filing fees	33,068
Professional fees	25,996
Other	21,679

Total expenses	9,278,880
Less: Expense reductions	(5,542)
Expense reimbursements	(167)

Net expenses	9,273,171

Net investment income	16,499,915

Net realized and unrealized gains or losses on securities and foreign currency related transactions
Net realized gains on:
Securities	37,743,010
Foreign currency related transactions	3,049

Net realized gains on securities and foreign currency related transactions	37,746,059
Net change in unrealized gains or losses on securities and foreign currency related transactions	(26,597,643)

Net realized and unrealized gains or losses on securities and foreign currency related
transactions	11,148,416

Net increase in net assets resulting from operations	$27,648,331

See Notes to Financial Statements

26

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31,

	2005		2004

Operations
Net investment income		$16,499,915		$16,885,358
Net realized gains on securities and
foreign currency related transactions		37,746,059		47,447,294
Net change in unrealized gains or
losses on securities and foreign
currency related transactions		(26,597,643)		130,113,139

Net increase in net assets resulting
from operations		27,648,331		194,445,791

Distributions to shareholders
from
Net investment income
Class A		(12,663,649)		(13,123,207)
Class B		(1,123,162)		(1,159,297)
Class C		(205,046)		(173,475)
Class I		(3,835,465)		(5,083,655)

Total distributions to shareholders		(17,827,322)		(19,539,634)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	1,642,919	13,475,411	2,435,928	18,846,671
Class B	662,358	5,397,814	1,282,480	9,915,408
Class C	391,852	3,206,467	741,937	5,747,688
Class I	1,793,646	14,543,222	2,767,778	21,550,051

		36,622,914		56,059,818

Net asset value of shares issued in
reinvestment of distributions
Class A	1,296,936	10,667,406	1,397,375	10,981,365
Class B	123,295	1,015,607	133,533	1,048,688
Class C	22,678	187,498	19,783	156,184
Class I	239,020	1,951,313	295,151	2,325,107

		13,821,824		14,511,344

Automatic conversion of Class B
shares to Class A shares
Class A	733,810	6,047,759	420,067	3,266,904
Class B	(734,447)	(6,047,759)	(420,505)	(3,266,904)

		0		0

Payment for shares redeemed
Class A	(16,336,500)	(133,506,781)	(17,770,006)	(138,164,913)
Class B	(2,790,111)	(22,808,101)	(2,341,268)	(18,195,095)
Class C	(490,764)	(3,988,871)	(383,355)	(2,988,120)
Class I	(11,993,080)	(97,548,473)	(23,910,082)	(183,902,234)

		(257,852,226)		(343,250,362)

Net asset value of shares issued in
acquisition
Class A	0	0	229,629	1,741,067
Class I	0	0	19,938,828	150,597,452

		0		152,338,519

Net decrease in net assets resulting
from capital share transactions		(207,407,488)		(120,340,681)

Total increase (decrease) in net assets		(197,586,479)		54,565,476
Net assets
Beginning of period		1,017,551,280		962,985,804

End of period		$819,964,801		$1,017,551,280

Overdistributed net investment income		$(139,909)		$(37,419)

See Notes to Financial Statements

27

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Balanced Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market prices due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

28

NOTES TO FINANCIAL STATEMENTS continued

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

c. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

d. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund’s current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform under the terms of the agreement, if the Fund receives inferior securities in comparison to what was sold to the coun-terparty at redelivery or if there are variances in paydown speed between the mortgage-related pools.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

29

NOTES TO FINANCIAL STATEMENTS continued

f. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

g. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to mortgage paydown gains and losses and reinstated capital loss carryovers acquired through a fund merger.

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid a fee at an annual rate of 1.5% of the Fund’s gross investment income plus an amount determined by applying percentage rates to the average daily net assets of the Fund, starting at 0.41% and declining to 0.21% as average daily net assets increase.

Tattersall Advisory Group, Inc., an indirect, wholly-owned subsidiary of Wachovia, is the investment sub-advisor to the fixed income portion of the Fund and is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended March 31, 2005, EIMC reimbursed expenses in the amount of $167.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

30

NOTES TO FINANCIAL STATEMENTS continued

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended March 31, 2005, the transfer agent fees were equivalent to an annual rate of 0.17% of the Fund’s average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the year ended March 31, 2005, the Fund paid brokerage commissions of $156,496 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. Prior to May 1, 2004, Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., served as the Fund’s distributor.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended March 31, 2005, EIS received $15,217 from the sale of Class A shares and $153,424 and $2,947 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. ACQUISITION

Effective at the close of business on June 13, 2003, the Fund acquired the net assets of Evergreen Select Balanced Fund in a tax-free exchange for Class A and Class I shares of the Fund. Shares were issued to Class IS and Class I shares of Evergreen Select Balanced Fund at an exchange ratio of 1.34 and 1.34 for Class A and Class I shares, respectively, of the Fund. The acquired net assets consisted primarily of portfolio securities with unrealized appreciation of $13,669,638. The aggregate net assets of the Fund and Evergreen Select Balanced Fund immediately prior to the acquisition were $1,003,038,972 and $152,338,519, respectively. The aggregate net assets of the Fund immediately after the acquisition were $1,155,377,491.

6. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the year ended March 31, 2005:

Cost of Purchases		Proceeds from Sales

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government

$460,291,943	$441,959,960	$509,431,185	$582,743,194

31

NOTES TO FINANCIAL STATEMENTS continued

On March 31, 2005, the aggregate cost of securities for federal income tax purposes was $748,260,463. The gross unrealized appreciation and depreciation on securities based on tax cost was $91,794,938 and $12,187,944, respectively, with a net unrealized appreciation of $79,606,994.

As of March 31, 2005, the Fund had $98,997,160 in capital loss carryovers for federal income tax purposes with $66,052,039 expiring in 2010 and $32,945,121 expiring in 2011. These losses are subject to certain limitations prescribed by the Internal Revenue Code.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended March 31, 2005, the Fund did not participate in the interfund lending program.

8. DISTRIBUTIONS TO SHAREHOLDERS

As of March 31, 2005, the components of distributable earnings on a tax basis were as follows:

Overdistributed	Unrealized	Capital Loss
Ordinary Income	Appreciation	Carryovers

$139,909	$79,606,994	$98,997,160

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.
The tax character of distributions paid were $17,827,322 and $19,539,634 of ordinary income for the years ended March 31, 2005 and March 31, 2004, respectively.

9. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian a portion of fund expenses has been reduced.

10. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

32

NOTES TO FINANCIAL STATEMENTS continued

11. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended March 31, 2005, the Fund had no borrowings under this agreement.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

33

NOTES TO FINANCIAL STATEMENTS continued

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

13. SUBSEQUENT EVENT

Effective at the close of business on April 15, 2005, the Fund acquired the net assets of Evergreen Tax Strategic Foundation Fund in a tax-free exchange for shares of the Fund. Shareholders of Class A, Class B, Class C and Class I shares of Evergreen Tax Strategic Foundation Fund received corresponding shares of the Fund.

At a special meeting of shareholders on April 26, 2005, the shareholders of Evergreen Foundation Fund (“Foundation Fund”), a series of Evergreen Equity Trust, approved a Plan of Reorganization (“the Plan”). Under the Plan, the Fund will acquire the assets and assume the liabilities of Foundation Fund in exchange for shares of the Fund. The merger is scheduled to take place on or about June 10, 2005.

34

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Equity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Balanced Fund, a series of Evergreen Equity Trust, as of March 31, 2005, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2005 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Balanced Fund, as of March 31, 2005, the results of its operations, changes in its net assets and financial highlights for each of the years described above in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
May 18 , 2005

35

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For corporate shareholders, 56.39% of ordinary income dividends paid during the fiscal year ended March 31, 2005, qualified for the dividends received deduction.

With respect to dividends paid from investment company taxable income during the fiscal year ended March 31, 2005, the Fund designates 58.08% of ordinary income and any short-term capital gain distributions as Qualified Dividend Income in accordance with the Internal Revenue Code. Complete 2005 year-end tax information will be reported to you on your 2005 Form 1099-DIV, which shall be provided to you in early 2006.

36

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39

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
Other directorships: None	(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
Other directorships: None	International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

40

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Director, Branded Media Corporation (multi-media branding company);
Trustee	Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.;
DOB: 2/20/1943	Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1	Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office.
Each Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees,
P.O. Box 20083, Charlotte, NC 28202.
2	Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund’s investment advisor.
3	The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.
Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

41

566390 rv2

Evergreen Foundation Fund

Evergreen

FOUNDATION FUND

Annual Report
as of March 31, 2005

Evergreen Investments
MUTUAL FUNDS

table of contents
1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	PORTFOLIO MANAGER COMMENTARY
7	ABOUT YOUR FUND’S EXPENSES
8	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
23	STATEMENT OF ASSETS AND LIABILITIES
24	STATEMENT OF OPERATIONS
25	STATEMENTS OF CHANGES IN NET ASSETS
27	NOTES TO FINANCIAL STATEMENTS
35	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
36	ADDITIONAL INFORMATION
40	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

May 2005

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Foundation Fund, which covers the twelvemonth period ended March 31, 2005.

Proper portfolio diversification remains a fundamental tenet of our investment philosophy. Over the past twelve-month period, those investors exposed to our balanced product offerings managed to benefit from the time-tested truth of asset allocation: spread portfolio risk to participate in market gains while limiting the potential for damaging, concentrated losses. Indeed, during these challenging times our portfolio management teams prepared for, and adapted to, the oft-changing geopolitical and fundamental landscape. Fears of terror, oil prices, interest rates, inflation, and economic slowdown appeared at various times over the past year, frequently compromising market sentiment. Yet due to our emphasis on long-term fundamentals, rather than short-term volatility, we believe our investment teams have, and will continue to, provide our clients with the diversification tools necessary for successful, long-term performance.

The investment period began with solid momentum in the U.S. economy. Gross Domestic Product (“GDP”) growth of approximately 5% was due to the broadening of demand from the consumer to include business investment. We believed that the breadth of output would lend credibility to the sustainability of the expansion. Yet as the period progressed, the rate of growth in GDP had clearly moderated and the economy displayed mixed signals with a variety of conflicting reports. While

LETTER TO SHAREHOLDERS continued

the financial markets were at times rattled by these incongruities, we believed that this was characteristic of the economy’s normal transition from recovery to expansion within the economic cycle. Indeed, as the period progressed, GDP had moderated to what we would consider a more sustainable, and less inflationary, pace of growth.

Despite this moderation in economic growth, the Federal Reserve (“Fed”) embarked on a path of gradually higher interest rates. After three years of stimulative policy actions, monetary policymakers began the journey towards more moderate growth. Fed Chairman Alan Greenspan was very transparent in his public statements, attempting to assuage market angst. Yet despite these attempts at clarity, market interest rates remained quite volatile throughout the investment period. We continue to view the Fed’s policy stance as one of less stimulation, rather than more restriction.

Throughout the investment period, the equity markets were often strengthened by positive news on corporate profits, only to weaken on inflation fears. The best run for stocks came at the conclusion of the presidential election last November, as diminishing political uncertainty was accompanied by a rapid decline in the price of oil. Consistent with the trend throughout the investment period, the euphoria was short-lived as alternating fears of rising inflation and economic slowdown pressured stocks into the new year. As a result of this volatility, our equity teams diversified holdings across market capitalizations, region, and investment style. Our fixed income teams remained largely defensive/neutral, as the Fed’s perceived message, rather than

LETTER TO SHAREHOLDERS continued

policy actions, frequently dominated trading in the bond market.

As always, we continue to recommend a diversified, long-term approach for all investors.

On April 26, 2005, the shareholders of Evergreen Foundation Fund approved the reorganization of the Fund into Evergreen Balanced Fund. The merger is scheduled to take place on or about June 10, 2005.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you may also access a detailed Q & A interview with the portfolio managers(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/AnnualUpdates, from our Web site. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

FUND AT A GLANCE

as of March 31, 2005

MANAGEMENT TEAM

Maureen E. Cullinane, CFA

Large Cap Core Growth Team Lead Manager

Timothy E. O’Grady

Value Equity Team Lead Manager

Tattersall Advisory Group, Inc.

CURRENT INVESTMENT STYLE

PERFORMANCE AND RETURNS

Portfolio inception date: 1/2/1990	Class A	Class B	Class C	Class I
Class inception date	1/3/1995	1/3/1995	1/3/1995	1/2/1990

Nasdaq symbol	EFOAX	EFOBX	EFOCX	EFONX

Average annual return*

1-year with sales charge	-3.73%	-3.59%	0.45%	N/A

1-year w/o sales charge	2.12%	1.41%	1.45%	2.43%

5-year	-3.43%	-3.32%	-2.99%	-2.02%

10-year	6.42%	6.26%	6.25%	7.32%

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. The maximum applicable sales charge is 5.75% for Class A, 5.00% for Class B and 1.00% for Class C. Class I is not subject to a sales charge. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I, the original class offered. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower.

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2005.

The fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund’s holdings, as well as the size of the companies in which it invests, or median market capitalization.

FUND AT A GLANCE

as of March 31, 2005

Comparison of a $10,000 investment in the Evergreen Foundation Fund Class A shares, versus a similar investment in the Lehman Brothers Aggregate Bond Index (LBABI), the Russell 1000 Index (Russell 1000) and the Consumer Price Index (CPI).

The LBABI and the Russell 1000 are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005. Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective is nonfundamental and may be changed without the vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund. Generally, the value of bonds rise when prevailing interest rates fall and fall when interest rates rise.

All data is as of March 31, 2005, and subject to change.

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 2.12% for the twelve-month period ended March 31, 2005, excluding any applicable sales charges. During the same period, the Lehman Brothers Aggregate Bond Index (LBABI) returned 1.15% and the Russell 1000 Index (Russell 1000) returned 7.24%.

The fund seeks capital growth and current income.

During the twelve months ended March 31, 2005, both the domestic stock and bond markets experienced considerable interim volatility. Within the fixed income markets, as the yield curve flattened, shorter- and intermediate-term securities tended to underperform long-term securities, where yields were more stable. With a backdrop of steadily rising corporate profitability, corporate bonds tended to outperform U.S. government securities, with lower-rated corporate securities generally producing better returns than high-grade securities.

Equity markets produced better results than the fixed-income markets, but returns were generally modest. The positive returns from equities came primarily from a strong rally in the final two months of 2004. However, that rally faltered in early 2005 amid concerns about the effects of high energy prices as well as worries that economic growth might start to slow. In addition, the Federal Reserve Board in March raised new concerns about inflationary pressures. In this environment, the best performing segments of the stock market were in the energy and materials sectors. Value stocks outperformed growth stocks.

Asset allocation had a significant influence on performance. Consistent with the performance of their asset classes, the stock portfolios outperformed the fixed income portfolio in total return. As a result, a slight overweight in fixed income assets for much of the year detracted from performance. Within equities, the equal weight to growth and value stocks tended to hold back performance during a period when value stocks, particularly in the energy and materials sectors, produced superior results.

In managing the fixed income assets, we positioned the portfolio to benefit from the flattening of the yield curve by emphasizing both short-term securities and longer-term securities and avoiding intermediate-term investments. We also overweighted mortgages and underweighted Treasuries. Throughout the period, we maintained a high-quality portfolio, with an average credit quality rating of AAA. Duration, or sensitivity to interest-rate changes, was 4.5 years at the end of the fiscal year.

In the large-cap value portion of the portfolio, holdings in the energy and basic materials sectors contributed significantly to positive performance, helped by rising oil and natural resource prices. Energy holdings that performed particularly well included Kerr-McGee Corp., Marathon Oil and Unocal. Materials positions that added to results included copper miners such as Freeport-McMoRan and Phelps Dodge, as well as Peabody Energy Corp., primarily a coal miner. Detracting from the value portfolio’s performance was the lack of exposure to Apple Computer, which performed very well. Also holding back results was the value portfolio’s health care exposure, especially the overweight in the major pharmaceutical company Pfizer.

In the large-cap growth portion of the portfolio, contributors included information technology companies such as Cognizant and Qualcomm, although positions in stable growth companies such as Texas Instruments and Motorola tended to detract from results. In health care, our avoidance of the major pharmaceutical companies helped performance. Individual contributors included Johnson & Johnson, Caremark, a pharmacy benefits manager, and Medtronic. The portfolio’s industrial positions detracted from results, primarily because of poor performance by a few stocks, notably Career Education. However, several other industrials holdings performed well, including General Electric and Cooper Industries.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2004 to March 31, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	10/1/2004	3/31/2005	Period*

Actual
Class A	$ 1,000.00	$ 1,036.81	$ 6.40
Class B	$ 1,000.00	$ 1,033.59	$ 9.94
Class C	$ 1,000.00	$ 1,033.84	$ 9.94
Class I	$ 1,000.00	$ 1,038.36	$ 4.88
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,018.65	$ 6.34
Class B	$ 1,000.00	$ 1,015.16	$ 9.85
Class C	$ 1,000.00	$ 1,015.16	$ 9.85
Class I	$ 1,000.00	$ 1,020.14	$ 4.84

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.26% for Class A, 1.96% for Class B, 1.96% for Class C and 0.96% for Class I), multiplied by the average account value over the period, multiplied by 182 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended March 31,

CLASS A	2005	2004	2003	2002	2001

Net asset value, beginning of period	$16.61	$13.81	$16.14	$16.64	$23.41

Income from investment operations
Net investment income	0.27	0.18[1]	0.25[1]	0.29[1]	0.31
Net realized and unrealized gains or losses on securities and foreign currency related
transactions	0.08	2.80	(2.34)	(0.50)	(3.74)

Total from investment operations	0.35	2.98	(2.09)	(0.21)	(3.43)

Distributions to shareholders from
Net investment income	(0.29)	(0.18)	(0.24)	(0.29)	(0.30)
Net realized gains	0	0	0	0	(3.04)

Total distributions to shareholders	(0.29)	(0.18)	(0.24)	(0.29)	(3.34)

Net asset value, end of period	$16.67	$16.61	$13.81	$16.14	$16.64

Total return[2]	2.12%	21.66%	(12.99%)	(1.26%)	(16.51%)

Ratios and supplemental data
Net assets, end of period (millions)	$ 379	$ 407	$ 350	$ 420	$ 498
Ratios to average net assets
Expenses[3]	1.27%	1.51%	1.41%	1.34%	1.26%
Net investment income	1.64%	1.16%	1.70%	1.74%	1.59%
Portfolio turnover rate	128%	146%	129%	197%	95%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended March 31,

CLASS B	2005	2004	2003	2002	2001

Net asset value, beginning of period	$16.52	$13.73	$16.05	$16.54	$23.29

Income from investment operations
Net investment income	0.15[1]	0.07[1]	0.14[1]	0.16[1]	0.16
Net realized and unrealized gains or losses on securities and foreign currency related
transactions	0.08	2.79	(2.33)	(0.49)	(3.71)

Total from investment operations	0.23	2.86	(2.19)	(0.33)	(3.55)

Distributions to shareholders from
Net investment income	(0.16)	(0.07)	(0.13)	(0.16)	(0.16)
Net realized gains	0	0	0	0	(3.04)

Total distributions to shareholders	(0.16)	(0.07)	(0.13)	(0.16)	(3.20)

Net asset value, end of period	$16.59	$16.52	$13.73	$16.05	$16.54

Total return[2]	1.41%	20.83%	(13.69%)	(1.97%)	(17.14%)

Ratios and supplemental data
Net assets, end of period (millions)	$ 246	$ 439	$ 518	$ 976	$1,234
Ratios to average net assets
Expenses[3]	1.97%	2.21%	2.16%	2.09%	2.01%
Net investment income	0.91%	0.46%	0.95%	0.99%	0.81%
Portfolio turnover rate	128%	146%	129%	197%	95%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended March 31,

CLASS C	2005	2004	2003	2002	2001

Net asset value, beginning of period	$16.51	$13.72	$16.04	$16.53	$23.28

Income from investment operations
Net investment income	0.15	0.07[1]	0.14[1]	0.16[1]	0.18
Net realized and unrealized gains or losses on securities and foreign currency related
transactions	0.09	2.79	(2.33)	(0.49)	(3.73)

Total from investment operations	0.24	2.86	(2.19)	(0.33)	(3.55)

Distributions to shareholders from
Net investment income	(0.17)	(0.07)	(0.13)	(0.16)	(0.16)
Net realized gains	0	0	0	0	(3.04)

Total distributions to shareholders	(0.17)	(0.07)	(0.13)	(0.16)	(3.20)

Net asset value, end of period	$16.58	$16.51	$13.72	$16.04	$16.53

Total return[2]	1.45%	20.85%	(13.69%)	(1.97%)	(17.15%)

Ratios and supplemental data
Net assets, end of period (millions)	$ 74	$ 101	$ 111	$ 177	$ 251
Ratios to average net assets
Expenses[3]	1.97%	2.21%	2.16%	2.09%	2.02%
Net investment income	0.93%	0.46%	0.95%	0.99%	0.90%
Portfolio turnover rate	128%	146%	129%	197%	95%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended March 31,

CLASS I1	2005	2004	2003	2002	2001

Net asset value, beginning of period	$16.61	$13.80	$16.14	$16.64	$23.42

Income from investment operations
Net investment income	0.32[2]	0.23[2]	0.28[2]	0.29[2]	0.36
Net realized and unrealized gains or losses on securities and foreign currency related
transactions	0.08	2.81	(2.34)	(0.46)	(3.74)

Total from investment operations	0.40	3.04	(2.06)	(0.17)	(3.38)

Distributions to shareholders from
Net investment income	(0.34)	(0.23)	(0.28)	(0.33)	(0.36)
Net realized gains	0	0	0	0	(3.04)

Total distributions to shareholders	(0.34)	(0.23)	(0.28)	(0.33)	(3.40)

Net asset value, end of period	$16.67	$16.61	$13.80	$16.14	$16.64

Total return	2.43%	22.10%	(12.83%)	(1.01%)	(16.32%)

Ratios and supplemental data
Net assets, end of period (millions)	$ 194	$ 251	$ 302	$ 456	$ 830
Ratios to average net assets
Expenses[3]	0.97%	1.21%	1.15%	1.09%	1.01%
Net investment income	1.93%	1.46%	1.94%	1.99%	1.81%
Portfolio turnover rate	128%	146%	129%	197%	95%

1 Effective at the close of business on May 11, 2001, Class Y sh ares were renamed as Institutional shares (Class I).

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

March 31, 2005

	Principal
	Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 2.2%
FIXED-RATE 2.2%
FNMA:
5.70%, 10/01/2008	$ 6,805,573	$7,036,948
5.84%, 12/01/2008	9,988,583	10,348,110
7.19%, 05/01/2007	2,553,337	2,653,861

Total Agency Commercial Mortgage-Backed Securities
(cost $20,097,597)		20,038,919

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS 4.6%
FIXED-RATE 4.6%
FHLMC:
Ser. 2003-A15, Class 1A4, 8.50%, 09/01/2020	608,354	661,090
Ser. 2727, Class PD, 4.50%, 06/15/2029	3,650,000	3,554,145
FNMA:
Ser. 2001-C14, Class 1W6, 6.35%, 05/01/2011	1,444,953	1,515,806
Ser. 2002-09, Class PC, 6.00%, 03/25/2017	8,350,000	8,633,030
Ser. 2002-12, Class PG, 6.00%, 03/25/2017	2,971,000	3,077,856
Ser. 2002-W10, Class B6, 4.90%, 01/01/2013	7,031,151	7,043,293
Ser. 2002-W14, Class 1C6, 6.00%, 08/01/2006	265,730	269,844
Ser. 2003-92, Class PD, 4.50%, 03/25/2017	5,000,000	4,917,263
Ser. 2003-W12, Class 1D14, 5.85%, 02/01/2009	414,571	429,998
Ser. 2003-W14, Class 1A6:
4.50%, 07/25/2033	5,600,000	5,484,856
6.40%, 06/01/2009	4,159,227	4,394,879
Ser. 2004-W05, Class C25, 7.50%, 10/01/2031	1,175,601	1,258,029

Total Agency Mortgage-Backed Collateralized Mortgage Obligations
(cost $41,849,443)		41,240,089

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 2.3%
FIXED-RATE 2.3%
FNMA:
4.50%, TBA #	10,190,000	9,963,904
4.68%, 11/01/2012	2,157,972	2,134,897
6.50%, 07/01/2032 - 08/01/2032	4,359,969	4,534,837
7.00%, 06/01/2032	1,591,584	1,679,194
GNMA, 3.50%, 09/20/2029 - 07/20/2030	2,084,625	2,106,726

Total Agency Mortgage-Backed Pass Through Securities
(cost $20,379,244)		20,419,558

AGENCY REPERFORMING MORTGAGE-BACKED COLLATERALIZED
MORTGAGE OBLIGATIONS 1.0%
FNMA:
Ser. 2003-W6, Class 2A31, 5.00%, 09/25/2042	4,295,000	4,288,005
Ser. 2003-W14, Class 1A6, 5.82%, 09/25/2043	4,436,628	4,512,050

Total Agency Reperforming Mortgage-Backed Collateralized Mortgage
Obligations (cost $9,022,149)		8,800,055

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2005

	Principal
	Amount	Value

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH
SECURITIES 3.9%
FHLMC:
Ser. 2001-T5, Class A2, 6.98%, 02/19/2030	$2,553,941	$2,669,011
Ser. 2005-T5, Class A5, 4.50%, 09/15/2015	5,170,400	5,170,505
Ser. T-54, Class 3A, 7.00%, 02/25/2043	2,227,513	2,355,594
Ser. T-55, Class 1A1, 6.50%, 03/25/2043	3,325,188	3,446,136
FNMA:
Ser. 2002-W7, Class A5, 7.50%, 02/25/2029	1,220,350	1,286,356
Ser. 2003-W2, Class 1A2, 7.00%, 07/25/2042	2,229,514	2,328,676
Ser. 2004-T1, Class 1A3, 7.00%, 01/25/2044	2,018,934	2,105,684
Ser. 2004-T2, Class 1A4, 7.50%, 11/25/2043	2,906,185	3,080,557
Ser. 2004-W1, Class 2A2, 7.00%, 12/25/2033	2,663,376	2,788,262
Ser. 2004-W2, Class 2A2, 7.00%, 02/25/2044	2,019,407	2,114,150
Ser. 2004-W12, Class 1A1, 6.00%, 07/25/2044	3,715,402	3,822,858
Ser. 2004-W15, Class 1A2, 6.50%, 08/25/2044	3,519,955	3,621,805

Total Agency Reperforming Mortgage-Backed Pass Through Securities
(cost $35,502,035)		34,789,594

ASSET-BACKED SECURITIES 1.8%
Countrywide Home Loans, Inc., Ser. 2004-25, Class 2A3, 3.22%, 02/25/2035	3,580,256	3,588,191
Merrill Lynch Mtge. Investors, Inc., Ser. 2004-HE2, Class A2A, 3.05%,
08/25/2035	2,859,727	2,861,757
Residential Asset Mtge. Products, Inc., Ser. 2003-RS7, Class AI6, 5.34%,
08/25/2033	3,120,000	3,155,746
Washington Mutual, Inc., Ser. 2005-AR6, Class 2A, 3.12%, 11/25/2035 # (h)	3,455,000	3,455,000
Wells Fargo Mtge. Backed Securities Trust, Ser. 2005-Z, Class A3, 3.45%,
09/25/2034	3,520,000	3,468,547

Total Asset-Backed Securities (cost $16,521,435)		16,529,241

COMMERCIAL MORTGAGE-BACKED SECURITIES 3.7%
FIXED-RATE 3.7%
Citigroup Comml. Mtge. Trust, Ser. 2004-C2, Class A5, 4.73%, 10/15/2041	2,775,000	2,703,404
Credit Suisse First Boston Mtge. Securities Corp., Ser. 2004-ZQ2, Class A2,
5.42%, 05/15/2036	3,540,000	3,622,689
JPMorgan Chase & Co. Comml. Mtge. Securities Corp.:
Ser. 2004-C2, Class A3, 5.22%, 05/15/2041	4,000,000	4,060,328
Ser. 2004-PNC1, Class A4, 5.38%, 06/12/2041	3,685,000	3,781,673
LB-UBS Comml. Mtge. Trust:
Ser. 2000-C3, Class A1, 7.95%, 07/15/2009	3,153,411	3,332,273
Ser. 2000-C4, Class A1, 7.18%, 09/15/2019	3,177,193	3,363,679
Ser. 2000-C6, Class A6, 5.02%, 08/15/2029	3,500,000	3,484,732
Morgan Stanley Dean Witter Capital I, Ser. 2003-HQ2, Class A2, 4.92%,
03/12/2035	4,830,000	4,804,417
Wachovia Bank Comml. Mtge. Trust, Ser. 2003-C8, Class A1, 3.44%,
11/15/2035	4,341,399	4,223,768

Total Commercial Mortgage-Backed Securities (cost $34,051,821)		33,376,963

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2005

	Principal
	Amount	Value

CORPORATE BONDS 7.2%
CONSUMER DISCRETIONARY 1.0%
Automobiles 0.2%
Ford Motor Co., 6.375%, 02/01/2029	$ 2,000,000	$1,649,780

Media 0.2%
Time Warner, Inc., 7.625%, 04/15/2031	1,725,000	2,032,718

Multi-line Retail 0.6%
May Department Stores Co., 6.90%, 01/15/2032	5,000,000	5,302,380

CONSUMER STAPLES 1.1%
Beverages 0.8%
Coca-Cola Enterprises, Inc., 0.00% 06/20/2020 (n)	17,530,000	7,462,504

Food Products 0.3%
General Mills, Inc., 6.00%, 02/15/2012	2,000,000	2,129,714

FINANCIALS 3.2%
Capital Markets 0.7%
Bank of New York Co., Inc., 7.30%, 12/01/2009	3,675,000	4,060,581
Merrill Lynch & Co., Inc., 4.125%, 09/10/2009	2,650,000	2,585,168

		6,645,749

Commercial Banks 0.4%
Bank of America Corp., 4.375%, 12/01/2010	35,000	34,503
PNC Funding Corp., 5.75%, 08/01/2006	1,735,000	1,773,933
U.S. Bank, 6.375%, 08/01/2011	2,000,000	2,169,242

		3,977,678

Consumer Finance 1.5%
General Electric Capital Corp., 6.125%, 02/22/2011	2,500,000	2,673,960
GMAC, 6.875%, 09/15/2011	1,625,000	1,472,214
Household Finance Corp., 6.40%, 06/17/2008	1,450,000	1,529,904
Sprint Capital Corp., 6.875%, 11/15/2028	1,925,000	2,067,084
USAA Capital Corp., 5.59%, 12/20/2006 144A	5,500,000	5,645,409

		13,388,571

Thrifts & Mortgage Finance 0.6%
American General Finance Corp., 5.875%, 07/14/2006	4,800,000	4,908,437

INDUSTRIALS 0.4%
Road & Rail 0.4%
Burlington Northern Santa Fe Corp., 6.75%, 07/15/2011	3,300,000	3,626,535

TELECOMMUNICATION SERVICES 0.4%
Diversified Telecommunication Services 0.4%
SBC Communications, Inc., 5.875%, 02/01/2012	3,625,000	3,784,652

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2005

	Principal
	Amount	Value

CORPORATE BONDS continued
UTILITIES 1.1%
Electric Utilities 0.5%
Southwestern Public Service Co., Ser. B, 5.125%, 11/01/2006	$ 4,500,000	$4,564,737

Gas Utilities 0.6%
Consolidated Natural Gas Co., 5.375%, 11/01/2006	4,700,000	4,787,462

Total Corporate Bonds (cost $60,760,833)		64,260,917

U.S. TREASURY OBLIGATIONS 5.7%
U.S. Treasury Notes:
3.375%, 11/15/2008 ##	22,950,000	22,442,598
5.00%, 08/15/2011	4,500,000	4,676,486
6.00%, 02/15/2026	21,070,000	24,109,516

Total U.S. Treasury Obligations (cost $50,405,087)		51,228,600

WHOLE LOAN MORTGAGE-BACKED
COLLATERALIZED MORTGAGE OBLIGATIONS 2.6%
FIXED-RATE 2.6%
Washington Mutual, Inc.:
Ser. 2004-AR4, Class A6, 3.81%, 06/25/2034	4,220,000	4,083,281
Ser. 2004-AR7, Class A6, 3.95%, 07/25/2034	4,340,000	4,221,853
Ser. 2004-AR12, Class A2A, 3.08%, 10/25/2044	3,964,101	3,978,818
Wells Fargo Mtge. Backed Securities Trust:
Ser. 2004-S, Class A7, 3.54%, 09/25/2034	3,750,000	3,591,940
Ser. 2004-T, Class A4, 3.97%, 09/25/2024	3,900,000	3,842,342
Ser. 2005-AR4, Class A2, 4.54%, 04/25/2035 (h)	3,215,000	3,184,779

Total Whole Loan Mortgage-Backed Collateralized Mortgage
Obligations (cost $23,048,493)		22,903,013

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 1.5%
FIXED-RATE 1.2%
First Horizon Mtge. Pass Through Trust, Ser. 2004-5, Class 2A1, 6.25%,
08/25/2017	2,447,624	2,501,793
Morgan Stanley Mtge. Loan Trust, Ser. 2004-10AR, Class 2A2, 5.14%,
11/25/2034	3,258,456	3,272,253
Mortgage IT Trust, Ser. 2005-1, Class 2A, 4.25%, 01/01/2035 (h)	1,951,936	1,916,801
Wells Fargo Mtge. Backed Securities Trust, Ser. 2005-AR2,
Class 2A1, 4.57%, 03/25/2035 (h)	2,869,473	2,844,795

		10,535,642

FLOATING-RATE 0.3%
IndyMac Index Mtge. Loan Trust, Ser. 2004-AR5, Class 2A1A, 3.28%,
08/25/2034	2,884,963	2,887,603

Total Whole Loan Mortgage-Backed Pass Through Securities
(cost $13,536,376)		13,423,245

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2005

	Shares	Value

COMMON STOCKS 63.9%
CONSUMER DISCRETIONARY 7.7%
Internet & Catalog Retail 0.8%
Amazon.com, Inc. * (p)	72,000	$2,467,440
eBay, Inc. *	134,000	4,992,840

		7,460,280

Media 3.4%
Comcast Corp., Class A *	267,579	8,937,139
News Corp., Class A	538,731	9,115,329
Omnicom Group, Inc.	47,500	4,204,700
Time Warner, Inc. *	462,079	8,109,486

		30,366,654

Multi-line Retail 1.0%
J.C. Penney Co., Inc.	108,534	5,635,085
Nordstrom, Inc.	52,000	2,879,760

		8,514,845

Specialty Retail 1.4%
Best Buy Co., Inc.	99,500	5,373,995
Chico’s FAS, Inc. *	154,000	4,352,040
Lowe’s Companies, Inc.	51,939	2,965,197

		12,691,232

Textiles, Apparel & Luxury Goods 1.1%
Coach, Inc. *	131,000	7,418,530
Nike, Inc., Class B	23,000	1,916,130

		9,334,660

CONSUMER STAPLES 5.2%
Beverages 1.3%
Diageo plc, ADR (p)	73,000	4,153,700
PepsiCo, Inc.	140,716	7,462,170

		11,615,870

Food & Staples Retailing 0.8%
Wal-Mart Stores, Inc.	142,975	7,164,477

Food Products 0.7%
General Mills, Inc.	118,313	5,815,084

Household Products 1.2%
Colgate-Palmolive Co.	133,975	6,989,476
Procter & Gamble Co.	79,000	4,187,000

		11,176,476

Tobacco 1.2%
Altria Group, Inc.	157,508	10,299,448

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2005

	Shares	Value

COMMON STOCKS continued
ENERGY 5.2%
Energy Equipment & Services 1.3%
Schlumberger, Ltd	159,147	$11,216,681

Oil & Gas 3.9%
Apache Corp.	80,240	4,913,095
Exxon Mobil Corp.	370,201	22,063,980
XTO Energy, Inc. (p)	252,109	8,279,270

		35,256,345

FINANCIALS 12.6%
Capital Markets 3.5%
Bank of New York Co.	131,345	3,815,572
Goldman Sachs Group, Inc.	43,000	4,729,570
Legg Mason, Inc.	46,820	3,658,515
Merrill Lynch & Co., Inc.	116,384	6,587,334
Morgan Stanley	141,638	8,108,776
State Street Corp.	103,936	4,544,082

		31,443,849

Commercial Banks 2.8%
Bank of America Corp.	275,497	12,149,418
North Fork Bancorp, Inc.	78,000	2,163,720
U.S. Bancorp	178,452	5,142,986
Wells Fargo & Co.	88,270	5,278,546

		24,734,670

Consumer Finance 1.2%
American Express Co.	205,620	10,562,699

Diversified Financial Services 2.7%
Citigroup, Inc.	384,109	17,261,859
JPMorgan Chase & Co.	210,160	7,271,536

		24,533,395

Insurance 1.5%
American International Group, Inc.	115,013	6,372,870
Hartford Financial Services Group, Inc.	49,720	3,408,803
Prudential Financial, Inc.	64,052	3,676,585

		13,458,258

Thrifts & Mortgage Finance 0.9%
Fannie Mae	22,000	1,197,900
Washington Mutual, Inc.	163,092	6,442,134

		7,640,034

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2005

	Shares	Value

COMMON STOCKS continued
HEALTH CARE 7.0%
Health Care Equipment & Supplies 2.1%
Baxter International, Inc.	150,903	$5,127,684
Medtronic, Inc.	176,706	9,003,170
Stryker Corp.	40,000	1,784,400
Zimmer Holdings, Inc. *	35,500	2,762,255

		18,677,509

Health Care Providers & Services 1.4%
Aetna, Inc.	96,000	7,195,200
Caremark Rx, Inc. *	132,000	5,250,960

		12,446,160

Pharmaceuticals 3.5%
Abbott Laboratories	101,079	4,712,303
Eli Lilly & Co.	50,000	2,605,000
Johnson & Johnson	100,787	6,768,855
Pfizer, Inc.	423,928	11,136,589
Wyeth	157,619	6,648,369

		31,871,116

INDUSTRIALS 6.8%
Aerospace & Defense 1.2%
Honeywell International, Inc.	103,739	3,860,128
Lockheed Martin Corp.	108,000	6,594,480

		10,454,608

Air Freight & Logistics 0.4%
United Parcel Service, Inc., Class B	46,000	3,346,040

Electrical Equipment 0.8%
Cooper Industries, Ltd., Class A	104,000	7,438,080

Industrial Conglomerates 4.1%
3M Co	52,350	4,485,872
General Electric Co.	570,467	20,571,040
Tyco International, Ltd.	347,350	11,740,430

		36,797,342

Machinery 0.3%
Deere & Co.	44,503	2,987,486

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2005

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY 12.8%
Communications Equipment 2.3%
Cisco Systems, Inc. *	285,000	$5,098,650
Corning, Inc. *	399,809	4,449,874
Motorola, Inc.	377,000	5,643,690
QUALCOMM, Inc.	139,000	5,094,350

		20,286,564

Computers & Peripherals 1.9%
Dell, Inc. *	106,000	4,072,520
Hewlett-Packard Co.	145,000	3,181,300
International Business Machines Corp.	77,202	7,054,719
Lexmark International, Inc., Class A *	36,000	2,878,920

		17,187,459

Internet Software & Services 1.1%
Google, Inc., Class A *	15,000	2,707,650
VeriSign, Inc. *	115,000	3,300,500
Yahoo!, Inc. *	121,000	4,101,900

		10,110,050

IT Services 2.0%
Accenture, Ltd., Class A *	185,000	4,467,750
Affiliated Computer Services, Inc., Class A *	108,000	5,749,920
Cognizant Technology Solutions Corp., Class A *	156,000	7,207,200

		17,424,870

Semiconductors & Semiconductor Equipment 2.4%
Altera Corp. *	368,689	7,292,668
Intel Corp.	313,141	7,274,266
Texas Instruments, Inc.	258,369	6,585,826

		21,152,760

Software 3.1%
Microsoft Corp.	809,748	19,571,609
Oracle Corp. *	673,152	8,400,937

		27,972,546

MATERIALS 2.8%
Chemicals 1.4%
Air Products & Chemicals, Inc.	75,900	4,803,711
Dow Chemical Co.	89,686	4,470,847
PPG Industries, Inc.	51,000	3,647,520

		12,922,078

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2005

	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Metals & Mining 1.4%
Alcoa, Inc.	53,523	$1,626,564
Massey Energy Co.	33,000	1,321,320
Peabody Energy Corp.	97,186	4,505,543
Phelps Dodge Corp.	46,326	4,712,744

		12,166,171

TELECOMMUNICATION SERVICES 2.1%
Diversified Telecommunication Services 1.3%
SBC Communications, Inc.	153,914	3,646,223
Sprint Corp.	153,097	3,482,957
Verizon Communications, Inc.	120,155	4,265,502

		11,394,682

Wireless Telecommunication Services 0.8%
Western Wireless Corp., Class A * (p)	195,057	7,404,364

UTILITIES 1.7%
Electric Utilities 1.4%
DPL, Inc.	140,904	3,522,600
Exelon Corp.	52,969	2,430,747
PG&E Corp. (p)	114,330	3,898,653
TXU Corp.	34,377	2,737,441

		12,589,441

Multi-Utilities & Unregulated Power 0.3%
MDU Resources Group, Inc.	106,542	2,942,690

Total Common Stocks (cost $494,081,421)		570,856,973

SHORT-TERM INVESTMENTS 2.5%
MUTUAL FUND SHARES 2.5%
Evergreen Institutional U.S. Government Money Market Fund ø	6,196,641	6,196,641
Navigator Prime Portfolio (pp)	15,814,319	15,814,319

Total Short-Term Investments (cost $22,010,960)		22,010,960

Total Investments (cost $841,266,894) 102.9%		919,878,127
Other Assets and Liabilities (2.9%)		(26,119,063)

Net Assets 100.0%		$893,759,064

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2005

#	When-issued or delayed delivery security
(h)	Security is valued at fair value as determined in good faith under procedures established by the Board of Trustees.
(n)	Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amortization of discount at acquisition.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
*	Non-income producing security
(p)	All or a portion of this security is on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
(pp)	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations

ADR	American Depository Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
TBA	To Be Announced

The following table shows portfolio composition as a percent of total investments as of March 31, 2005:

Mortgage-Backed Securities	21.2%
Financials	15.4%
Information Technology	12.4%
Consumer Discretionary	8.4%
Industrials	7.0%
Health Care	6.8%
Consumer Staples	6.0%
U.S. Treasury Obligations	5.6%
Energy	5.1%
Materials	2.7%
Utilities	2.7%
Telecommunication Services	2.5%
Cash Equivalents	2.4%
Asset-Backed Securities	1.8%

100.0%

The following table shows the percent of total bonds by credit quality based on Moody’s and Standard & Poor’s ratings as of March 31, 2005 (unaudited):

AAA	80.0%
AA	2.0%
A	9.0%
BBB	9.0%

100.0%

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2005

The following table shows the percent of total bonds by maturity as of March 31, 2005 (unaudited):

Less than 1 year	1.0%
1 to 3 years(s)	24.0%
3 to 5 years	38.0%
5 to 10 years	24.0%
10 to 20 years	2.0%
20 to 30 years	11.0%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2005

Assets
Investments in securities, at value (cost $841,266,894) including $15,670,762 of
securities loaned	$919,878,127
Receivable for securities sold	3,694,507
Receivable for Fund shares sold	392,553
Dividends and interest receivable	3,008,845
Receivable for securities lending income	893

Total assets	926,974,925

Liabilities
Payable for securities purchased	13,407,657
Payable for Fund shares redeemed	3,681,931
Payable for securities on loan	15,814,319
Advisory fee payable	11,734
Distribution Plan expenses payable	11,915
Due to other related parties	30,304
Accrued expenses and other liabilities	258,001

Total liabilities	33,215,861

Net assets	$893,759,064

Net assets represented by
Paid-in capital	$894,340,906
Overdistributed net investment income	(116,443)
Accumulated net realized losses on securities and foreign currency related transactions	(79,076,632)
Net unrealized gains on securities	78,611,233

Total net assets	$893,759,064

Net assets consists of
Class A	$379,225,763
Class B	246,073,237
Class C	74,094,891
Class I	194,365,173

Total net assets	$893,759,064

Shares outstanding
Class A	22,744,498
Class B	14,831,902
Class C	4,470,226
Class I	11,659,855

Net asset value per share
Class A	$16.67
Class A — Offering price (based on sales charge of 5.75%)	$17.69
Class B	$16.59
Class C	$16.58
Class I	$16.67

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Year Ended March 31, 2005

Investment income
Interest	$18,869,033
Dividends (net of foreign withholding taxes of $39,347)	11,495,598

Total investment income	30,364,631

Expenses
Advisory fee	5,453,900
Distribution Plan expenses
Class A	1,178,424
Class B	3,431,125
Class C	865,177
Administrative services fee	1,045,192
Transfer agent fees	3,669,399
Trustees’ fees and expenses	14,680
Printing and postage expenses	130,688
Custodian and accounting fees	242,567
Registration and filing fees	76,174
Professional fees	26,118
Other	64,788

Total expenses	16,198,232
Less: Expense reductions	(6,386)
Fee waivers and expense reimbursements	(523,549)

Net expenses	15,668,297

Net investment income	14,696,334

Net realized and unrealized gains or losses on securities and foreign currency related transactions
Net realized gains or losses on:
Securities	63,137,630
Foreign currency related transactions	(10,248)

Net realized gains on securities and foreign currency related transactions	63,127,382
Net change in unrealized gains or losses on securities and foreign currency related
transactions	(61,081,358)

Net realized and unrealized gains or losses on securities and foreign currency related
transactions	2,046,024

Net increase in net assets resulting from operations	$16,742,358

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31,

	2005		2004

Operations
Net investment income		$14,696,334		$11,522,548
Net realized gains on securities and
foreign currency related
transactions		63,127,382		69,364,066
Net change in unrealized gains or
losses on securities and foreign
currency related transactions		(61,081,358)		170,119,960

Net increase in net assets resulting
from operations		16,742,358		251,006,574

Distributions to shareholders from
Net investment income
Class A		(6,869,212)		(4,583,725)
Class B		(3,107,720)		(2,037,705)
Class C		(851,844)		(464,109)
Class I		(4,439,238)		(4,200,028)

Total distributions to shareholders		(15,268,014)		(11,285,567)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	1,315,375	21,787,571	1,329,765	20,504,957
Class B	222,657	3,652,725	449,776	6,894,464
Class C	45,021	735,556	87,371	1,332,360
Class I	783,631	12,923,391	2,055,863	31,455,829

		39,099,243		60,187,610

Net asset value of shares issued in
reinvestment of distributions
Class A	391,391	6,511,202	273,022	4,331,770
Class B	178,952	2,963,723	123,012	1,935,235
Class C	46,365	768,154	26,372	414,970
Class I	243,694	4,046,223	234,659	3,710,407

		14,289,302		10,392,382

Automatic conversion of Class B
shares to Class A shares
Class A	4,627,831	76,776,773	4,100,014	62,960,093
Class B	(4,656,318)	(76,776,773)	(4,126,554)	(62,960,093)

		0		0

Payment for shares redeemed
Class A	(8,104,974)	(134,084,488)	(6,518,236)	(101,811,010)
Class B	(7,475,855)	(122,532,206)	(7,579,932)	(116,875,329)
Class C	(1,714,512)	(28,167,996)	(2,089,612)	(32,297,850)
Class I	(4,505,460)	(74,613,070)	(9,050,144)	(141,255,482)

		(359,397,760)		(392,239,671)

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS continued

	Year Ended March 31,

	2005	2004

Capital share transactions continued
Net decrease in net assets resulting
from capital share transactions	(306,009,215)	(321,659,679)

Total decrease in net assets	(304,534,871)	(81,938,672)
Net assets
Beginning of period	1,198,293,935	1,280,232,607

End of period	$893,759,064	$1,198,293,935

Undistributed (overdistributed)
net investment income	$(116,443)	$125,511

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Foundation Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market prices due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided

NOTES TO FINANCIAL STATEMENTS continued

by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

c. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

d. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

e. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the trans-

NOTES TO FINANCIAL STATEMENTS continued

actions to invest in short-term investments, which may enhance the Fund’s current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform under the terms of the agreement, if the Fund receives inferior securities in comparison to what was sold to the coun-terparty at redelivery or if there are variances in paydown speed between the mortgage-related pools.

f. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

g. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

h. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to mortgage paydown gains and losses and excess distributions.

i. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.55% and declining to 0.40% as average daily net assets increase.

NOTES TO FINANCIAL STATEMENTS continued

Tattersall Advisory Group, Inc., an indirect, wholly-owned subsidiary of Wachovia, is the investment sub-advisor to the fixed income portion of the Fund and is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended March 31, 2005, EIMC waived its fee in the amount of $523,361 and reimbursed expenses in the amount of $188 which combined represents 0.05% of the Fund’s average daily net assets.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended March 31, 2005, the transfer agent fees were equivalent to an annual rate of 0.35% of the Fund’s average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the year ended March 31, 2005, the Fund paid brokerage commissions of $201,231 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. Prior to May 1, 2004, Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., served as the Fund’s distributor.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended March 31, 2005, EIS received $5,160 from the sale of Class A shares and $516,000 and $1,929 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

NOTES TO FINANCIAL STATEMENTS continued

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the year ended March 31, 2005:

Cost of Purchases		Proceeds from Sales

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government

$608,024,628	$697,392,192	$665,472,628	$874,186,089

During the year ended March 31, 2005, the Fund loaned securities to certain brokers. At March 31, 2005, the value of securities on loan and the value of collateral amounted to $15,670,762 and $15,814,319, respectively. During the year ended March 31, 2005, the Fund earned $8,261 in income from securities lending which is included in dividend income on the Statement of Operations.

On March 31, 2005, the aggregate cost of securities for federal income tax purposes was $849,537,674. The gross unrealized appreciation and depreciation on securities based on tax cost was $91,668,452 and $21,327,999, respectively, with a net unrealized appreciation of $70,340,453.

As of March 31, 2005, the Fund had $70,805,852 in capital loss carryovers for federal income tax purposes with $55,174,138 expiring in 2011 and $15,631,714 expiring in 2012.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended March 31, 2005, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of March 31, 2005, the components of distributable earnings on a tax basis were as follows:

Overdistributed
Ordinary	Unrealized	Capital Loss
Income	Appreciation	Carryover

$ 116,443	$ 70,340,453	$ 70,805,852

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

The tax character of distributions paid were $15,268,014 and $11,285,567 of ordinary income for the years ended March 31, 2005 and March 31, 2004, respectively.

NOTES TO FINANCIAL STATEMENTS continued

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended March 31, 2005, the Fund had no borrowings under this agreement.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through

January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

12. SUBSEQUENT DISTRIBUTIONS

On April 12, 2005, the Fund declared distributions from net investment income to shareholders of record on April 11, 2005. The per share amounts payable on April 13, 2005 were as follows:

Net
Investment
Income

Class A	$ 0.0060
Class B	0.0014
Class C	0.0014
Class I	0.0083

These distributions are not reflected in the accompanying financial statements.

NOTES TO FINANCIAL STATEMENTS continued

13. REORGANIZATION

At a regular meeting of the Board of Trustees held on December 8 and 9, 2004, the Trustees of the Fund approved a Plan of Reorganization (the “Plan”) pending shareholder approval. Under the Plan, Evergreen Balanced Fund, a series of Evergreen Equity Trust, will acquire the assets and assume the liabilities of the Fund in exchange for shares of Evergreen Balanced Fund.

A special meeting of shareholders of the Fund was held on April 1, 2005 and adjourned until April 26, 2005. At the special meeting of shareholders on April 26, 2005, shareholders approved the Plan to merge the Fund into Evergreen Balanced Fund. The merger is scheduled to take place on or about June 10, 2005.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders Evergreen Equity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Foundation Fund, a series of Evergreen Equity Trust, as of March 31, 2005, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2005 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Foundation Fund, as of March 31, 2005, the results of its operations, changes in its net assets and financial highlights for each of the years described above in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
May 18, 2005

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For corporate shareholders, 73.48% of ordinary income dividends paid during the fiscal year ended March 31, 2005 qualified for the dividends received deduction.

With respect to dividends paid from investment company taxable income during the fiscal year ended March 31, 2005, the Fund designates 72.74% of ordinary income and any short-term capital gain distributions as Qualified Dividend Income in accordance with the Internal Revenue Code. Complete 2005 year-end tax information will be reported to you on your 2005 Form 1099-DIV, which shall be provided to you in early 2006.

SPECIAL MEETING OF SHAREHOLDERS

On April 26, 2005, a Special Meeting of Shareholders for the Fund was held to consider a number of proposals. On January 14, 2005, the record date for the meeting, the Fund had $972,703,602 of net assets outstanding of which $575,271,719 (59.14%) of net assets were represented at the meeting.

Proposal 1— The proposed reorganization of the Fund into Evergreen Balanced Fund, a series of Evergreen Equity Trust, a Delaware business trust:

$ 515,772,682 voted “For”

$ 24,465,122 voted “Against”

$ 35,033,915 voted “Abstain”

Proposal 2— To consider and vote upon such other matters as may properly come before said meeting or adjornment thereof:

$ 488,984,638 voted “For”

$ 46,202,139 voted “Against”

$ 40,084,942 voted “Abstain”

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TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
Other directorships: None	(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
Other directorships: None	International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Director, Branded Media Corporation (multi-media branding company);
Trustee	Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.;
DOB: 2/20/1943	Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1	Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office.
Each Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees,
P.O. Box 20083, Charlotte, NC 28202.
2	Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund’s investment advisor.
3	The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.
Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

566391 rv2 5/2005

Item 2 - Code of Ethics

(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert

Charles A. Austin III and K. Dun Gifford have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 – Principal Accountant Fees and Services

The following table represents fees for professional audit services rendered by KPMG LLP, for the audits of each of the 2 series of the Registrant’s annual financial statements for the fiscal years ended March 31, 2005 and March 31, 2004, and fees billed for other services rendered by KPMG LLP.

	2005	2004
Audit fees	$39,198	$42,999
Audit-related fees (1)	3,200	0

Audit and audit-related fees	42,398	42,999
Tax fees (2)	0	5,275
All other fees	0	0

Total fees	$42,398	$48,274

(1) Audit-related fees consists principally of fees for agreed-upon procedures related to fund mergers. (2) Tax fees consists of fees for tax consultation, tax compliance and tax review for fund mergers.

Evergreen Funds
Evergreen Income Advantage Fund
Evergreen Managed Income Fund

Audit and Non-Audit Services Pre-Approval Policy

I. Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of Trustees/Directors is responsible for the appointment, compensation and oversight of the work of the independent auditor. As part of this responsibility, the Audit Committee is required to pre-approve the audit and non-audit services performed by the independent auditor in order to assure that they do not impair the auditor’s independence from the Funds. To implement these provisions of the Act, the Securities and Exchange Commission (the “SEC”) has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor. Accordingly, the Audit Committee has adopted, and the Board of Trustees/Directors has ratified, the Audit and Non-Audit Services Pre Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor may be pre-approved.

The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee (“specified pre-approval”). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the independent auditor. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent auditor. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC’s rules on auditor independence. The Audit Committee will also consider whether the independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds’ business people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds’ ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine, for each fiscal year, the ratio between the total amount of fees for Audit, Audit-related and Tax services and the total amount of fees for certain permissible non-audit services classified as All Other services.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add or subtract to the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of this Policy is to set forth the procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the independent auditor to management.

The independent auditor has reviewed this Policy and believes that implementation of the policy will not adversely affect the auditor’s independence.

II. Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions of the Audit Committee at its next scheduled meeting.

III. Audit Services

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor to be able to form an opinion on the Funds’ financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. Audit services also include the attestation engagement for the independent auditor’s report on management’s report on internal controls for financial reporting. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund service providers or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with mergers or acquisitions.

The Audit Committee has pre-approved the Audit services in Appendix A. All other audit services not listed in Appendix A must be specifically pre-approved by the Audit Committee.

IV. Audit-related Services

Audit –related services are assurance and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements or that are traditionally performed by the independent auditor. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, due diligence services pertaining to potential business acquisitions/dispositions; accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements.

The Audit Committee has pre-approved the Audit-related services in Appendix B. All other Audit-related services not listed in appendix B must be specifically pre-approved by the Audit Committee.

V. Tax Services

The Audit Committee believes that the independent auditor can provide Tax services to the Funds such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the independent auditor may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC’s rules on auditor independence. The Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Director of Fund Administration, the Vice President of Tax Services or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax services in Appendix C. All Tax services involving large and complex transactions not listed in Appendix C must be specifically pre-approved by the Audit Committee, including: tax services proposed to be provide by the independent auditor to any executive officer or director of the Funds, in his or her individual capacity, where such services are paid for by the Funds or the investment advisor.

VI. All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the All Other services in appendix D. Permissible All Other services not listed in Appendix D must be specifically pre-approved by the Audit Committee.

A list of the SEC’s prohibited non-audit services is attached to this policy as Exhibit 1. The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions.

VII. Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine to ratio between the total amount of fees for Audit, Audit-related and Tax services, and the total amount of fees for services classified as All Other services.

VIII. Procedures

All requests or applications for services to be provided by the independent auditor that do not require specific approval by the Audit Committee will be submitted to the Director of Fund Administration or Assistant Director of Fund Administration and must include a detailed description of the services to be rendered. The Director/Assistant Director of Fund Administration will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a quarterly basis (or more frequent if requested by the audit committee) of any such services rendered by the independent auditor.

Request or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Director/Assistant Director of Fund Administration, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Chief Compliance Officer to monitor the performance of all services provided by the independent auditor and to determine whether such services are in compliance with this policy. The Chief Compliance Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Chief Compliance Officer and management will immediately report to the chairman of the Audit Committee any breach of this policy that comes to the attention of the Chief Compliance Officer or any member of management.

The Audit Committee will also review the internal auditor’s annual internal audit plan to determine that the plan provides for the monitoring of the independent auditor’s services.

IX. Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Funds, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Funds, the Funds’ investment advisor and related parties of the investment advisor, consistent with Independence Standards Board Standard No. 1, and discussing with the independent auditor its methods and procedures for ensuring independence.

Items 5 – Audit Committee of Listed Registrants

If applicable, not applicable at this time. Applicable for annual reports covering periods ending on or after the compliance date for the listing standards applicable to the particular issuer. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant’s first annual shareholders meeting after January 15, 2004 or October 31, 2004.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

If applicable, not applicable at this time. Applicable for annual reports filed on or after July 1, 2003.

Item 8 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There were no significant changes in the Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 9 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Equity Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: May 27, 2005

By: ________________________
Carol A. Kosel
Principal Financial Officer

Date: May 27, 2005